                                                                    Evergreen

                                                                 State Municipal

                                                                    Bond Funds

September 30, 1998

Semiannual Report

                                                          [ARTWORK APPEARS HERE]

[LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1

Evergreen California Tax Free Fund

   Fund at a Glance .......................................................    2

   Portfolio Manager Interview ............................................    3

Evergreen Connecticut Municipal
Bond Fund

   Fund at a Glance .......................................................    4

   Portfolio Manager Interview ............................................    5

Evergreen Massachusetts Tax Free Fund

   Fund at a Glance .......................................................    6

   Portfolio Manager Interview ............................................    7

Evergreen Missouri Tax Free Fund

   Fund at a Glance .......................................................    8

   Portfolio Manager Interview ............................................    9

Evergreen New Jersey Tax Free
Income Fund

   Fund at a Glance .......................................................   10

   Portfolio Manager Interview ............................................   11

Evergreen New York Tax Free Fund

   Fund at a Glance .......................................................   12

   Portfolio Manager Interview ............................................   13

Evergreen Pennsylvania Tax Free Fund

   Fund at a Glance .......................................................   14

   Portfolio Manager Interview ............................................   15

Financial Highlights

   Evergreen California Tax Free Fund .....................................   16

   Evergreen Connecticut Municipal Bond Fund ..............................   18

   Evergreen Massachusetts Tax Free Fund ..................................   20

   Evergreen Missouri Tax Free Fund .......................................   22

   Evergreen New Jersey Tax Free Income Fund ..............................   24

   Evergreen New York Tax Free Fund .......................................   27

   Evergreen Pennsylvania Tax Free Fund ...................................   29

Schedule of Investments

   Evergreen California Tax Free Fund .....................................   31

   Evergreen Connecticut Municipal Bond Fund ..............................   33

   Evergreen Massachusetts Tax Free Fund ..................................   36

   Evergreen Missouri Tax Free Fund .......................................   37

   Evergreen New Jersey Tax Free Income Fund ..............................   39

   Evergreen New York Tax Free Fund .......................................   44

   Evergreen Pennsylvania Tax Free Fund ...................................   46

Statements of Assets and Liabilities ......................................   52

Statements of Operations ..................................................   53

Statements of Changes in Net Assets .......................................   54

Combined Notes to Financial
Statements ................................................................   56

--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                --------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed
                --------------------------------------------------------------

                          Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 November 1998

[PHOTO WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
Managing Director


Dear Shareholders:

We are pleased to provide you the Evergreen State Municipal Bond Funds semiannual report covering the six-month period ended September 30, 1998.

Market Volatility

The financial markets have certainly experienced volatility in the past few months. After a five-year period of unprecedented growth, the stock market peaked on July 17, 1998, when prices were at historic highs relative to benchmarks such as corporate profits and dividends. Since that point, fears of foreign currency devaluations, political turbulence and instability abroad have produced an uncertain market. Through September, the market all but lost its year-to-date gains, and then in October was on the rise, nearing the levels of July's peak. We encourage you to take this opportunity to review your investment time horizon and ensure you are on track with your goals. We also encourage you to consider an invaluable strategy of investing during uncertain times: Dollar Cost Averaging./1/ By investing a little at a time in regular intervals, you can remain focused on your investment goals while not worrying about predicting market trends. Contact your investment representative or call us at 800.343.2898 to start your Systematic Investment Plan today.

Year 2000/2/

The year 2000 is nearly upon us, and unlike some we are looking forward to it. We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. We believe that for Evergreen shareholders, the transition into the next millennium should be seamless, with virtually no impact
                                                             ---------
on the products and services you receive from us.

Cost Savings

In an effort to achieve efficiencies and cost savings, we are combining your funds' required mailings so you only receive one per household, based on the registration last name and exact address./3/ This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds



Good News!

Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.


/1/  This type of plan does not assure a profit or protect against loss in a
     -----------------------------------------------------------------------
     declining market.
     ----------------
/2/  The information above constitutes Year 2000 readiness disclosure.
     ----------------------------------------------------------------
/3/ If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because that institution controls the mailings.

Some portion of the funds' income may be subject to the Federal Alternative
---------------------------------------------------------------------------
Minimum Tax
-----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                  Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                   $26,779,917
  ..............................................................................
  Average Credit Quality                                                     AAA
  ..............................................................................
  Average Maturity                                                    17.8 years
  ..............................................................................
  Average Duration                                                     8.4 years
  ..............................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

The Lehman Brothers California Municipal Bond Index includes investment-grade California Municipal bonds.



Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and LBCAMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                                 Class A  Class B  Class C
Inception Date                                    2/1/94   2/1/94   2/1/94
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                        -0.06%   -0.45%    3.66%
 ................................................................................
6 months w/o sales charge                          4.93%    4.55%    4.66%
 ................................................................................
1 year with sales charge                           3.88%    3.38%    7.39%
 ................................................................................
1 year w/o sales charge                            9.06%    8.38%    8.39%
 ................................................................................
3 years                                            6.19%    6.28%    7.16%
 ................................................................................
Since Inception                                    4.68%    4.76%    5.08%
 ................................................................................
Maximum Sales Charge                               4.75%    5.00%    1.00%

                                                 Front End   CDSC     CDSC
 ................................................................................
30-day SEC Yield                                   3.83%    3.28%    3.28%
 ................................................................................
Taxable Equivalent Yield*                          6.34%    5.43%    5.43%
 ................................................................................
6-month distributions per share                   $0.21    $0.18    $0.18
 ................................................................................
Lipper Ranking out of 26 California Insured          #7      #15      #14
Municipal Debt Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

                           [LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                           CPI       LBMBI    Class A   LBCAMBI

Feb 3, 94                                 10,000    10,000     9,525    10,000
Sep 30, 94                                10,219     9,512     9,089     9,424
Sep 30, 95                                10,479    10,576     9,847    10,514
Sep 30, 96                                10,793    11,215    10,475    11,228
Sep 30, 97                                11,026    12,226    11,350    12,274
Sep 30, 98                                11,190    13,217    12,377    14,245


Comparison of a $10,000 investment in Evergreen California Tax Free Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers California Municipal Bond Index (LBCAMBI), and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax-Free Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                  -------------------------------------------

                  [PHOTO OF GEORGE KIMBALL, CFA APPEARS HERE]

                              George Kimball, CFA
                             Tenure: January 1996


Your Fund's Class A shares produced a total return of 4.93%, unadjusted for sales charge, for the six months ended September 30, 1998. This performance outpaced the average return of 4.68% generated by the California insured municipal funds followed by Lipper Analytical Services, Inc./1/

The market for California municipal bonds remained positive over the past six months. Citing the state's well established, broad based economy and continued improvement in California's fiscal health, Moody's Investors' Services upgraded the ratings on over $20 billion in the state's municipal bonds, shortly after the close of the reporting period. Of particular note, the state's general obligation bonds were upgraded from Aa3 to Aa1.

In this environment, we focused the Fund's investment strategies on increasing the potential for both total return and yield. We kept the Fund's duration somewhat longer than that of its competitive group, emphasizing bonds in the 20-year maturity range. A longer duration made the Fund more sensitive to changes in interest rates, a benefit as interest rates fell and bond prices rose. As of September 30, 1998, your Fund's average maturity stood at 17.8 years and its duration was 8.4 years.

To increase yield, we reduced the Fund's AAA-rated position and raised its investment in uninsured holdings. We primarily selected bonds rated A and some non-rated bonds. Although bonds may not be rated by one of the major rating agencies, the securities undergo a rigorous research process by our analysts prior to investment and are closely monitored once they are positioned in the portfolio. We also maintained an emphasis on securities that are subject to the alternative minimum tax (AMT), which provided an attractive yield advantage to non-AMT bonds.

Going forward, our outlook for California municipal bonds is positive. As of the end of the Fund's fiscal period, municipal bonds were extremely "cheap" compared to U.S. Treasuries and, in our opinion, represented very attractive relative value. Additionally, we expect both a favorable interest rate environment at the national level, and solid economic and fiscal conditions in California to help create solid returns for municipal bond investors in the coming months.


--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

Lease Rental Bonds/Municipal Leases - 21.8%
Housing - 17.5%
Special Feature Revenue - 16.5%
Hospitals/Healthcare - 12.5%
Other investments and other assets and liabilities, net - 9.5%
General Obligation Notes/Bonds - 7.9%
Airport - 4.3%
Industrial Development/Pollution Control - 3.9%
Utility 3.8%
Education - 2.3%


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA - 86.2%
A - 6.8%
Not rated - 5.0%
BBB - 2.0%

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                 $ 71,672,914
 ................................................................................
  Average Credit Quality                                                     AA
 ................................................................................
  Average Maturity                                                   12.7 years
 ................................................................................
  Average Duration                                                   7.7  years
 ................................................................................

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class Y performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was January 31, 1981. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. The return of Class Y since its commencement of class operations was 8.83%. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The LBMBI is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

Inception Date                                                         1/31/81
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                                                n/a
 ................................................................................
6 months w/o sales charge                                               4.96%
 ................................................................................
1 year with sales charge                                                  n/a
 ................................................................................
1 year w/o sales charge                                                 8.10%
 ................................................................................
5 years                                                                 5.28%
 ................................................................................
10 years                                                                6.24%
 ................................................................................
Since Inception                                                         7.28%
 ................................................................................
Maximum Sales Charge                                                      n/a

 ................................................................................
30-day SEC Yield                                                        3.98%
 ................................................................................
Taxable Equivalent*                                                     6.59%
 ................................................................................
6-month distribution per share                                         $0.14
 ................................................................................

* Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

Note: No annual performance data is available for Class A and Class B shares; their inception dates were 12/30/97 and 1/9/98, respectively.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date                                   CPI             LBMBI           Class Y
  ----                                   ---             -----           -------
9/30/88                                $10,000          $10,000          $10,000
9/30/89                                $10,434          $10,868          $10,634
9/30/90                                $11,077          $11,609          $11,182
9/30/91                                $11,452          $13,139          $12,339
9/30/92                                $11,795          $14,513          $13,301
9/30/93                                $12,112          $16,362          $14,167
9/30/94                                $12,471          $15,963          $14,050
9/30/95                                $12,788          $17,748          $15,168
9/30/96                                $13,172          $18,820          $15,804
9/30/97                                $13,456          $20,517          $16,953
9/30/98                                $13,656          $22,029          $18,326


Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund Class Y, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), and the Consumer Price Index (CPI).

Class Y shares represent an Institutional class of shares which has a lower expense ratio than Class A and Class B shares. Returns in Class A and B shares would be lower.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview

                                   Portfolio
                                  Management
                    --------------------------------------

                    [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                Jocelyn Turner
                             Tenure: November 1997
                                       &
                               Joseph R. Baxter
                            Tenure: November 1998*


Despite a volatile period for fixed income investors, the Evergreen Connecticut Municipal Bond Fund's Class A, B, and Y shares returned 4.83%, 4.44%, and 4.96%, respectively, unadjusted for sales charges, for the six months ended September 30, 1998. Strong performance was fueled by adjustments made in early 1998 when we structured the portfolio to emphasize non-callable securities. As interest rates steadily declined during the year, prompting many issuers to "call" their bonds and reissue to take advantage of lower rates, our portfolio remained safeguarded due to our heavy exposure to bonds with non-callable features. Also adding to performance was the decision to keep duration neutral to modestly long, relative to our benchmark. Looking ahead, we anticipate maintaining an emphasis on non-callable issues and will continue to monitor the market for opportunities which will increase the Fund's current yield and enhance total return.

* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.


--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 39.9%
Hospitals/Healthcare -- 22.7%
Other investments and other assets and liabilities, net -- 12.9%
Transportation -- 4.9%
Water & Sewer -- 4.8%
Education -- 3.9%
Escrow -- 2.9%
Housing -- 2.8%
Lease Rental Bonds/Municipal Leases -- 2.8%
Industrial Development/Pollution Control -- 2.4%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 60.8%
AA -- 19.1%
A -- 12.6%
BBB -- 6.0%
Not rated -- 1.5%

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                    Portfolio
                                 Characteristics
                                 ---------------

  Total Net Assets                                                 $ 9,684,171
 ................................................................................
  Average Credit Quality                                                    AA
 ................................................................................
  Average Maturity                                                  21.1 years
 ................................................................................
  Average Duration                                                   8.6 years
 ................................................................................

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------
                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

The Lehman Brothers Massachusetts Municipal Bond Index includes investment-grade Massachusetts Municipal bonds.


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and the LBMMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                                    Class A  Class B  Class C

Inception Date                                       2/4/94   2/4/94   2/4/94
 ................................................................................
Average Annual Returns

6 months with sales charge                           -0.93%   -1.16%    2.95%
 ................................................................................
6 months w/o sales charge                             4.01%    3.84%    3.95%
 ................................................................................
1 year with sales charge                              2.84%    2.41%    6.41%
 ................................................................................
1 year w/o sales charge                               7.97%    7.41%    7.41%
 ................................................................................
3 years                                               5.58%    5.64%    6.57%
 ................................................................................
Since Inception                                       4.11%    4.16%    4.50%
 ................................................................................
Maximum Sales Charge                                  4.75%    5.00%    1.00%

                                                    Front End   CDSC     CDSC
 ................................................................................
30-day SEC Yield                                      3.97%     3.43%   3.43%
 ................................................................................
Taxable Equivalent**                                  6.57%     5.68%   5.68%
 ................................................................................
6-month distributions per share                      $0.22     $0.18   $0.18
 ................................................................................
Lipper Ranking out of 57                               #33       #44     #43
Massachusetts Municipal Debt Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
  * Adjusted for maximum applicable sales charge.

 ** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

            CPI         LBMBI        Class A     LBMAMBI

2/3/94     10,000       10,000        9,525       10,000
9/30/94    10,219        9,512        8,903        9,520
9/30/95    10,479       10,576        9,764       10,647
9/30/96    10,793       11,215       10,174       11,243
9/30/97    11,026       12,226       11,174       12,247
9/30/98    11,190       13,217       12,051       13,334

Comparison of a $10,000 investment in Evergreen Massachusetts Tax Free Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Massachusetts Municipal Bond Index (LBMAMBI), and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                  EVERGREEN
                          MASSACHUSETTS TAX FREE FUND
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                    Portfolio
                                   Management
                  -------------------------------------------

                  [PHOTO OF GEORGE KIMBALL, CFA APPEARS HERE]

                             George Kimball, CFA
                             Tenure: January 1996

Your Fund's Class A shares produced a total return of 4.01%, unadjusted for sales charges, for the six months ended September 30, 1998. This performance slightly lagged the average total return of 4.24% generated by the Massachusetts municipal debt category followed by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance.

We attribute this modest underperformance to the fact that the Fund had been positioned to be less sensitive to interest rate changes at the beginning of the reporting period. At that time, the Fund would have benefited from a greater sensitivity because interest rates had just begun to fall and bond prices began to rise. We increased the Fund's sensitivity to changes in interest rates shortly thereafter, improving both total return and relative performance as the reporting period progressed.

Massachusetts municipal bondholders continued to benefit from the state's strong economy, sound financial conditions and manageable supply of tax-exempt bonds over the past six months. The state's unemployment rate also remained lower than the national average.

We centered our investment strategies on enhancing total return and maintaining yield as interest rates declined. We increased total return potential by keeping the Fund's duration somewhat longer than that of its competitive group. Expressed in years, duration measures a fund's sensitivity to changes in interest rates. The longer a fund's duration, the greater its sensitivity to interest rate changes. We primarily invested in higher quality bonds in the twenty-year maturity range to reach our targeted duration. As of September 30, 1998, the Fund's duration stood at 8.6 years and its average maturity was 21.1 years.

To help insulate the Fund's yield from declining rates, we sold some lower-yielding, AAA-rated positions and reinvested assets in higher yielding bonds rated A and BBB. We also increased higher quality holdings in the Higher Education sector and reduced the Fund's position in lower quality Hospital bonds. The Fund's average credit quality was AA, as of the end of the reporting period.

Our outlook for Massachusetts municipal bonds is favorable. We expect minimal inflation and slower economic growth to keep interest rates low at the national level. In Massachusetts, we anticipate continued positive trends in both the state economy and fiscal operations, as well as an abundant supply of bonds. Further, as of September 30, 1998, municipal bonds were exceptionally "cheap" compared to U.S. Treasuries, based on historical levels. In our opinion, the combination of attractive relative value, abundant supply and positive economic and fiscal conditions bodes well for total return potential.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 45.5%
Industrial Development/Pollution Control -- 20.0%
Education -- 12.0%
Hospitals/Healthcare -- 8.8%
Water & Sewer -- 6.0%
Housing -- 3.4%
Utility -- 2.3%
Transportation -- 1.9%
Other Investments and other assets and liabilities, net -- 0.1%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

                               AAA -- 64.2%
                               BBB -- 14.1%
                               AA  -- 13.9%
                               Not Rated -- 7.8%

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                 $25,249,295
  ..............................................................................
  Average Credit Quality                                                    AA
  ..............................................................................
  Average Maturity                                                  18.7 years
  ..............................................................................
  Average Duration                                                   7.5 years
  ..............................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

The Lehman Brothers Missouri Municipal Bond Index includes investment-grade Missouri Municipal bonds.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and the LBMMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                    Class A  Class B  Class C
Inception Date                                       2/1/94   2/1/94   2/1/94
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                           -1.16%   -1.30%    2.80%
 ................................................................................
6 months w/o sales charge                             3.77%    3.70%    3.80%
 ................................................................................
1 year with sales charge                              2.63%    2.30%    6.29%
 ................................................................................
1 year w/o sales charge                               7.75%    7.30%    7.29%
 ................................................................................
3 years                                               5.85%    6.05%    6.96%
 ................................................................................
Since Inception                                       4.93%    4.93%    5.26%
 ................................................................................
Maximum Sales Charge                                  4.75%    5.00%    1.00%

                                                    Front End   CDSC     CDSC
 ................................................................................
30-day SEC Yield                                      4.25%    3.72%    3.72%
 ................................................................................
Taxable Equivalent**                                  7.04%    6.16%    6.16%
 ................................................................................
6-month distributions per share                      $0.24    $0.20    $0.20
 ................................................................................
Lipper Ranking out of 23                               #11      #18      #18
Missouri Municipal Debt Funds/1/
+(for the 1 year period ending 9/30/98)

 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                           CPI      LBMBI    Class A    LBMOMBI

2/3/94                                    10,000    10,000     9,525     10,000
9/30/94                                   10,219     9,512     9,179      9,476
9/30/95                                   10,479    10,576    10,050     10,538
9/30/96                                   10,793    11,215    10,606     11,178
9/30/97                                   11,026    12,226    11,615     12,122
9/30/98                                   11,190    13,217    12,515     13,099

Comparison of a $10,000 investment in Evergreen Missouri Tax Free Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Missouri Municipal Bond Index (LBMOMBI), and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


                                  Portfolio
                                  Management
                 -------------------------------------------

                 [PHOTO OF GEORGE KIMBALL, CFA APPEARS HERE]

                              George Kimball, CFA
                             Tenure: January 1996

Your Fund's Class A shares produced a total return of 3.77%, unadjusted for sales charge, for the six months ended September 30, 1998. This performance slightly lagged the average return of 3.98% generated by the Missouri municipal funds followed by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance.

We attribute this modest underperformance to the fact that the Fund had been positioned to be less sensitive to interest rate changes at the beginning of the reporting period. At that time, the Fund would have benefited from a greater sensitivity to changes in interest rates, because interest rates had just begun to fall and bond prices began to rise. We increased the Fund's sensitivity to changes in interest rates shortly thereafter, improving total return as the reporting period progressed.

Missouri municipal bondholders continued to benefit from the state's sound, diversified economy, strong fiscal management and favorable supply and demand factors. Missouri's growth in employment and personal income outpaced its national counterparts over the past six months. There was some weakness in the state's manufacturing sector; however, it was largely offset by strength in trade and services. Missouri also continued to exhibit considerable fiscal strength. In addition to the state maintaining low per capita debt, residents benefited from tax reductions during the reporting period.

We structured the Fund to build total return potential and maintain yield, in light of the declining interest rate environment. We kept the Fund's duration slightly longer than that of its competitive group by investing in bonds in the 20-year maturity range. Expressed in years, duration measures a portfolio's sensitivity to changes in interest rates. The longer a fund's duration, the more sensitive it is to interest rate changes. This strategy benefited the Fund when interest rates fell and bond prices rose. As of September 30, 1998, the Fund's duration was 7.5 years and its average maturity was 18.7 years.

We helped protect yield from falling interest rates by reducing the Fund's lower yielding AA-rated positions and increasing holdings in both BBB-rated bonds and in securities that were non-rated. The Fund also maintained a heavy weighting in the Health and Hospitals sector, which typically provides more generous yields. The Fund's average quality stood at AA, as of September 30, 1998.

Looking ahead, we anticipate a favorable interest rate climate at the national level and expect many of the positive trends we have witnessed in the Missouri municipal bond market to continue. We believe the state's limited supply of tax-exempt bonds, combined with steady demand, will support prices in the coming months.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

Hospitals/Healthcare -- 24.4%
Lease Rental Bonds/Municipal Leases -- 21.1%
Housing -- 13.2%
Water & Sewer -- 11.9%
Utility -- 10.2%
Education -- 9.1%
Transportation -- 4.7%
General Obligation Notes/Bonds  -- 4.4%
Other investments and other assets and liabilities, net -- 1.0%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

                                 AAA -- 54.3%
                                  A -- 15.5%
                                  AA -- 13.4%
                                  BBB -- 9.5%
                               Not rated -- 7.3%

--------------------------------------------------------------------------------
                                  EVERGREEEN
                          New Jersey Tax Income Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998

                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                $169,805,709
  ..............................................................................
  Average Credit Quality                                                    AA
  ..............................................................................
  Average Maturity                                                  24.7 years
  ..............................................................................
  Average Duration                                                   8.9 years
  ..............................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                   Class A    Class B   Class Y

Inception Date                                     7/16/91    1/30/96    2/8/96
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                           0.16%     (0.32%)    n/a
 ................................................................................
6 months w/o sales charge                            5.15%      4.68%    5.20%
 ................................................................................
1 year with sales charge                             3.87%      3.07%     n/a
 ................................................................................
1 year w/o sales charge                              9.05%      8.07%    9.15%
 ................................................................................
5 years                                              4.65%        --       --
 ................................................................................
Since Inception                                      6.79%      4.52%    6.33%
 ................................................................................
Maximum Sales Charge                                 4.75%      5.00%     n/a

                                                   Front End     CDSC
 ................................................................................
30-day SEC Yield                                     4.08%      3.38%    4.38%
 ................................................................................
Taxable Equivalent**                                 6.75%      5.60%    7.25%
 ................................................................................
6-month distributions per share                     $0.25      $0.20    $0.26
 ................................................................................
Lipper Ranking out of 58 New Jersey                    #8        #30       #6
Municipal Debt Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ended 9/30/98, the Fund's Class A shares ranked 8 out of the 26 New Jersey Municipal Debt Funds tracked by Lipper. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                                      CPI      LBMBI    Class A

7/31/91                                              10,000    10,000     9,525
9/30/92                                              10,374    11,337    10,713
9/30/93                                              10,653    12,781    12,161
9/30/94                                              10,969    12,469    11,782
9/30/95                                              11,248    13,864    12,972
9/30/96                                              11,586    14,702    13,697
9/30/97                                              11,836    16,027    14,696
9/30/98                                              12,012    17,208    16,026


Comparison of a $10,000 investment in Evergreen New Jersey Tax Free Income Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                    --------------------------------------

                    [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                Jocelyn Turner
                             Tenure: November 1992
                                       &
                               Joseph R. Baxter
                            Tenure: November 1998*


For the first half of the fiscal year, the Fund's Class A shares posted a 5.15% total return, unadjusted for sales charge. During the past 12 months, the Fund's Class Y shares ranked 6 out of 58 New Jersey municipal debt funds tracked by Lipper Analytical Services./1/ Strong relative performance can be attributed to a favorable duration stance that was increased from 8.6 years to 8.9 years during the six months. From a security selection standpoint, we are emphasizing issues with non-callable features, a move that will serve to reduce the Fund's exposure to prepayment risk. The portfolio's average quality was kept at relatively high levels due to increasingly narrow spreads, which have reduced the attractiveness of lower quality issues. Also noteworthy is the fact that the Fund underwent a merger with the CoreFund New Jersey Municipal Bond Fund during the six months; a transition which was seamless and increased net assets by over $20 million.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 23.4%
Other investments and other assets and liabilities, net -- 22.8%
Transportation -- 16.2%
Hospitals/Healthcare -- 13.4%
Water & Sewer -- 12.9%
Education -- 4.3%
Escrow -- 2.9%
Industrial Development/Pollution Control -- 2.8%
Lease Rental Bonds/Municipal Leases -- 1.3%


--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 63.7%
AA -- 22.3%
BBB -- 5.3%
A -- 4.6%
Not rated -- 4.1%

* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                  $21,292,308
  ..............................................................................
  Average Credit Quality                                                    AAA
  ..............................................................................
  Average Maturity                                                   20.3 years
  ..............................................................................
  Average Duration                                                    8.2 years
  ..............................................................................


--------------------------------------------------------------------------------
                         CURRENT INVESTMENT STYLE /1/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

The Lehman Brothers New York Municipal Bond Index includes investment-grade New York Municipal bonds.

Past performance is not guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost, The LBMBI and the LBNYMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                     Class A  Class B  Class C
Inception Date                                        2/4/94   2/4/94   2/4/94
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                            -0.26%   -0.66%    3.44%
 ................................................................................
6 months w/o sales charge                              4.71%    4.34%    4.44%
 ................................................................................
1 year with sales charge                               3.11%    2.59%    6.59%
 ................................................................................
1 year w/o sales charge                                8.25%    7.59%    7.59%
 ................................................................................
3 years                                                5.98%    6.06%    6.94%
 ................................................................................
Since Inception                                        5.00%    5.00%    5.34%
 ................................................................................
Maximum Sales Charge                                   4.75%    5.00%    1.00%

                                                     Front End   CDSC     CDSC
 ................................................................................
30-day SEC Yield                                       3.98%    3.44%    3.44%
 ................................................................................
Taxable Equivalent**                                   6.59%    5.70%    5.70%
 ................................................................................
6-month distributions per share                       $0.23    $0.19    $0.19
 ................................................................................
Lipper Ranking out of 15 New York                        #3       #7       #7

Insured Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
 *   Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                            CPI      LBMBI    Class A   LBNYMBI

2/1/94                                    10,000    10,000     9,525    10,000
9/30/94                                   10,219     9,512     9,096     9,551
9/30/95                                   10,479    10,576    10,043    10,565
9/30/96                                   10,793    11,215    10,617    11,253
9/30/97                                   11,026    12,226    11,596    12,333
9/30/98                                   11,190    13,217    12,554    13,458

Comparison of a $10,000 investment in Evergreen New York Tax Free Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers New York Municipal Bond Index (LBNYMBI), and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                  -------------------------------------------

                  [PHOTO OF GEORGE KIMBALL, CFA APPEARS HERE]

                              George Kimball, CFA
                             Tenure: January 1996

For the six months ended September 30, 1998, your Fund's Class A shares produced a total return of 4.71%, unadjusted for sales charge. This performance surpassed the 4.25% average return generated by the insured New York municipal funds followed by Lipper Analytical Services Inc.

The market for New York municipal bonds remained favorable during the reporting period. The state's employment rate outpaced that of the nation and fiscal operations continued to improve. New York's healthy financial conditions prompted tax cuts for its residents. There was good news in New York City, as well. New York City posted a budget surplus, benefiting from rising tax revenues largely generated by Wall Street activity.

Supply in New York municipal bonds continued to be plentiful. The Long Island Power Authority (LIPA) brought $6.5 billion in bonds to market during the reporting period, the biggest transaction ever to occur in either the taxable or tax-exempt sector. The deal's large size caused it to be priced attractively. The Fund's LIPA holdings - which amounted to approximately 5% of net assets - became some of the best performing bonds in the portfolio over the past six months.

In this environment, our investment strategies focused on building yield and total return potential, while maintaining an average quality rating of AAA. We increased yield by selling some of the Fund's lower yielding, AAA-rated positions and maximizing the Fund's holdings in uninsured securities. We primarily selected bonds rated AA and A. We boosted the potential for total return by focusing on securities with maturities in the 20-year range, which benefited the Fund when interest rates declined. As of September 30, 1998, your Fund's average maturity stood at 20.3 years.

Going forward, we will closely monitor fiscal conditions in New York - and particularly New York City - in light of recent fluctuations in the stock market. We also expect New York municipal bonds to provide attractive relative value. As of the close of the Fund's reporting period, municipal bonds were exceptionally "cheap" compared to U.S. Treasuries, based on historical relationships. Further, we anticipate an abundant supply of New York municipal bonds over the next six months. In our opinion, this combination should create a broad selection of attractively priced bonds.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 26.5%
Water & Sewer -- 14.9%
Hospitals/Healthcare -- 13.5%
Housing -- 11.5%
Transportation -- 10.6%
Other investments and other assets and liabilities, net -- 9.0%
Education -- 5.2%
Utility -- 4.8%
Airport -- 2.8%
Lease Rental Bonds/Municipal Leases -- 1.2%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 59.3%
AA -- 16.0%
A -- 13.4%
BBB -- 10.2%
BB -- 0.8%
B -- 0.3%

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of September 30, 1998


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                $248,740,410
  ..............................................................................
  Average Credit Quality                                                    AA
  ..............................................................................
  Average Maturity                                                  15.6 years
  ..............................................................................
  Average Duration                                                   8.9 years
  ..............................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                           Class A  Class B   Class C    Class Y
Inception Date                            12/27/90  2/1/93    2/1/93    11/24/97
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                 -0.49%   -0.81%    -3.10%      n/a
 ................................................................................
6 months w/o sales charge                   4.47%    4.19%     4.10%     4.60%
 ................................................................................
1 year with sales charge                    2.82%    2.27%     6.26%      n/a
 ................................................................................
1 year w/o sales charge                     7.95%    7.27%     7.26%       -
 ................................................................................
5 years                                     4.32%    4.25%     4.58%       -
 ................................................................................
Since Inception                             7.63%    5.77%     5.91%     8.57%
 ................................................................................
Maximum Sales Charge                        4.75%    5.00%     1.00%      n/a

                                          Front End  CDSC      CDSC
 ................................................................................
30-day SEC Yield                            4.10%    3.56%     3.56%     4.55%
 ................................................................................
Taxable Equivalent**                        6.79%    5.89%     5.89%     7.53%
 ................................................................................
6-month distributions per share            $0.26    $0.21     $0.21     $0.27
 ................................................................................
Lipper Ranking out of 60 Pennsylvania        #28      #45       #46       n/a
Municipal Debt Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ended 9/30/98, Class A, B, and C shares ranked 23, 34, and 35 out of 37 Pennsylvania Municipal Debt Funds. Past performance is no guarantee of future results.

                           [LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                                         Evergreen Pennsylvania
                       Consumer      Lehman Brothers          Tax Free Fund
                      Price Index  Municipal Bond Index      Class A Shares
                      -----------  --------------------  ----------------------
12/31/90                10,000            10,000                  9,525
9/30/91                 10,254            10,850                 10,651
9/30/92                 10,561            11,985                 11,849
9/30/93                 10,845            13,512                 13,645
9/30/94                 11,166            13,182                 13,078
9/30/95                 11,450            14,656                 14,229
9/30/96                 11,794            15,542                 15,033
9/30/97                 12,048            16,943                 16,399
9/30/98                 12,227            18,192                 17,703

Comparison of a $10,000 investment in Evergreen Pennsylvania Tax Free Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                    --------------------------------------

                    [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                Jocelyn Turner
                             Tenure: November 1992
                                       &
                               Joseph R. Baxter
                            Tenure: November 1998*


Municipal bond investors enjoyed a solid rally over the past six months buoyed by favorable interest rates and strong cash inflows. Within this environment the Fund's Class Y shares posted a six-month return of 4.60%. Class A, B, and C shares returned 4.47%, 4.19%, and 4.10%, respectively, unadjusted for sales charges. Underlying this solid performance, the portfolio continued to maintain an emphasis on high quality municipal bonds despite the fact that spreads - or the difference between yields - between high and lower quality bonds became more narrow. The decision to keep the Fund's duration, currently at 8.9 years, neutral to modestly long relative to our benchmark, had a positive impact on performance. Also noteworthy is the fact that the Fund merged with the CoreFund Pennsylvania Municipal Bond Fund during the period, a move which increased net assets by roughly $17 million. In anticipation of the combination, we modestly extended duration so that, following the merger, the Fund's duration would be at pre- merger levels. The transition was seamless.

* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 19.3%
Other investments and other assets and liabilities, net -- 18.5%
Hospitals/Healthcare -- 15.8%
Escrow -- 10.3%
Transportation -- 9.6%
Industrial Development/Pollution Control -- 8.8%
Education -- 7.7%
Water & Sewer -- 5.6%
Housing -- 2.9%
Airport -- 1.5%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98  portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 68.7%
AA -- 12.7%
Not Rated -- 9.2%
BBB -- 5.3%
A -- 4.1%

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                     Year Ended       February 1, 1994
                                Ended             Year        Four Months    November 30,     (Commencement of
                          September 30, 1998     Ended           Ended      --------------   Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996    1995     November 30, 1994
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 9.98           $ 9.44         $ 9.73      $ 9.86  $ 8.70         $10.00
                                ------           ------         ------      ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.21             0.45           0.16        0.48    0.49           0.44
Net gains or losses on
 securities (both
 realized and
 unrealized)                      0.27             0.53          (0.28)      (0.11)   1.17          (1.30)
                                ------           ------         ------      ------  ------         ------
Total from investment
 operations                       0.48             0.98          (0.12)       0.37    1.66          (0.86)
                                ------           ------         ------      ------  ------         ------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.21)           (0.44)         (0.17)      (0.50)  (0.50)         (0.44)
                                ------           ------         ------      ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $10.25           $ 9.98         $ 9.44      $ 9.73  $ 9.86         $ 8.70
                                ------           ------         ------      ------  ------         ------
TOTAL RETURN (B)                  4.93%           10.55%         (1.29%)      3.99%  19.63%         (8.78%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $6,899           $6,420         $4,192      $4,759  $4,555         $3,006
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         0.93%(a)         0.78%          0.77%(a)    0.77%   0.72%          0.41%(a)
 Expenses, excluding
  indirectly paid
  expenses                        0.92%(a)         0.78%          0.75%(a)    0.75%   0.69%            --
 Expenses, excluding
  waivers and
  reimbursements                  0.93%(a)         1.03%          1.24%(a)    1.19%   1.31%          1.66%(a)
 Net investment income            4.29%(a)         4.60%          4.91%(a)    5.06%   5.37%          5.53%(a)
PORTFOLIO TURNOVER RATE             26%              74%            39%        120%    119%           104%

                              Six Months                                      Year Ended        February 1, 1994
                                Ended                         Four Months     November 30,      (Commencement of
                          September 30, 1998   Year Ended        Ended      ----------------  Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996     1995     November 30, 1994
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $  9.94          $  9.40         $  9.69     $  9.82  $  8.68        $ 10.00
                               -------          -------         -------     -------  -------        -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.18             0.37            0.13        0.41     0.44           0.40
Net gains or losses on
 securities (both
 realized and
 unrealized)                      0.27             0.53           (0.28)      (0.11)    1.17          (1.28)
                               -------          -------         -------     -------  -------        -------
Total from investment
 operations                       0.45             0.90           (0.15)       0.30     1.61          (0.88)
                               -------          -------         -------     -------  -------        -------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.18)           (0.36)          (0.14)      (0.43)   (0.47)         (0.44)
                               -------          -------         -------     -------  -------        -------
NET ASSET VALUE, END OF
 PERIOD                        $ 10.21          $  9.94         $  9.40     $  9.69  $  9.82        $  8.68
                               -------          -------         -------     -------  -------        -------
TOTAL RETURN (B)                  4.55%            9.75%          (1.54%)      3.23%   18.95%         (9.00%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)            $18,674          $18,967         $21,794     $22,719  $22,743        $11,415
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.67%(a)         1.52%           1.52%(a)    1.52%    1.48%          1.16%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.67%(a)         1.52%           1.50%(a)    1.50%    1.45%            --
 Expenses, excluding
  waivers and
  reimbursements                  1.68%(a)         1.77%           1.99%(a)    1.94%    2.07%          2.36%(a)
 Net investment income            3.54%(a)         3.87%           4.16%(a)    4.31%    4.57%          4.83%(a)
PORTFOLIO TURNOVER RATE             26%              74%             39%        120%     119%           104%

(a) Annualized.
(b) Excluding applicable sales charges.
*   The Fund changed its fiscal year end from November 30 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                      Six Months                                     Year Ended
                                                        Ended                         Four Months    November 30,
                                                  September 30, 1998   Year Ended        Ended      --------------
                                                     (Unaudited)     March 31, 1998 March 31, 1997*  1996    1995
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.92           $ 9.38         $ 9.68      $ 9.80  $ 8.68
                                                        ------           ------         ------      ------  ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                     0.18             0.37           0.14        0.41    0.43
Net gains or losses on securities (both realized
 and unrealized)                                          0.28             0.53          (0.30)      (0.10)   1.15
                                                        ------           ------         ------      ------  ------
Total from investment operations                          0.46             0.90          (0.16)       0.31    1.58
                                                        ------           ------         ------      ------  ------
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                                 (0.18)           (0.36)         (0.14)      (0.43)  (0.46)
                                                        ------           ------         ------      ------  ------
NET ASSET VALUE, END OF PERIOD                          $10.20           $ 9.92         $ 9.38      $ 9.68  $ 9.80
                                                        ------           ------         ------      ------  ------
TOTAL RETURN (B)                                          4.66%            9.77%         (1.64%)      3.34%  18.69%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)                   $1,207           $1,735         $1,849      $1,521  $1,535
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                 1.67%(a)         1.52%          1.52%(a)    1.52%   1.49%
 Expenses, excluding indirectly paid
  expenses                                                1.67%(a)         1.52%          1.50%(a)    1.50%   1.46%
 Expenses, excluding waivers and
  reimbursements                                          1.68%(a)         1.77%          1.99%(a)    1.94%   2.07%
 Net investment income                                    3.55%(a)         3.87%          4.16%(a)    4.31%   4.51%
PORTFOLIO TURNOVER RATE                                     26%              74%            39%        120%    119%

                                                    February 1, 1994
                                                    (Commencement of
                                                  Class Operations) to
                                                   November 30, 1994
----------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00
                                                  --------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.39
Net gains or losses on securities (both realized
 and unrealized)                                          (1.29)
                                                  --------------------
Total from investment operations                          (0.90)
                                                  --------------------
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                                  (0.42)
                                                  --------------------
NET ASSET VALUE, END OF PERIOD                           $ 8.68
                                                  --------------------
TOTAL RETURN (B)                                          (9.08%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)                    $  624
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                  1.16%(a)
 Expenses, excluding indirectly paid
  expenses                                                   --
 Expenses, excluding waivers and
  reimbursements                                           2.38%(a)
 Net investment income                                     4.96%(a)
PORTFOLIO TURNOVER RATE                                     104%

(a) Annualized.
(b) Excluding applicable sales charges.
*   The Fund changed its fiscal year end from November 30 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                           Six Months      December 30, 1997
                                             Ended          (Commencement of
                                       September 30, 1998 Class Operations) to
                                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $6.38               $6.40
                                             -----               -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income                         0.13                0.07
Net gains or losses on securities
 (both realized and unrealized)               0.16               (0.02)
                                             -----               -----
Total from investment operations              0.29                0.05
                                             -----               -----
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                     (0.13)              (0.07)
                                             -----               -----
NET ASSET VALUE, END OF PERIOD               $6.54               $6.38
                                             -----               -----
TOTAL RETURN (B)                              4.83%               0.77%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)        $ 314               $ 146
RATIOS TO AVERAGE NET ASSETS
 Expenses                                     0.80%(a)            0.86%(a)
 Expenses, excluding indirectly paid
  expenses                                    0.80%(a)            0.85%(a)
 Expenses, excluding waivers and
  reimbursements                              0.92%(a)            1.13%(a)
 Net investment income                        4.14%(a)            4.38%(a)
PORTFOLIO TURNOVER RATE                         26%                 17%

                                           Six Months       January 9, 1998
                                             Ended          (Commencement of
                                       September 30, 1998 Class Operations) to
                                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 6.38              $6.44
                                             ------              -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.11               0.05
Net gains or losses on securities
 (both realized and unrealized)                0.16              (0.06)
                                             ------              -----
Total from investment operations               0.27              (0.01)
                                             ------              -----
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                      (0.11)             (0.05)
                                             ------              -----
NET ASSET VALUE, END OF PERIOD               $ 6.54              $6.38
                                             ------              -----
TOTAL RETURN (B)                               4.44%             (0.21%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)        $  435              $ 331
RATIOS TO AVERAGE NET ASSETS
 Expenses                                      1.55%(a)           1.61%(a)
 Expenses, excluding indirectly paid
  expenses                                     1.54%(a)           1.60%(a)
 Expenses, excluding waivers and
  reimbursements                               1.66%(a)           1.89%(a)
 Net investment income                         3.42%(a)           3.36%(a)
PORTFOLIO TURNOVER RATE                          26%                17%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                           Six Months      November 24, 1997
                                             Ended          (Commencement of
                                       September 30, 1998 Class Operations) to
                                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  6.37             $  6.32
                                            -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.14                0.10
Net gains or losses on securities
 (both realized and unrealized)                0.17                0.05
                                            -------             -------
Total from investment operations               0.31                0.15
                                            -------             -------
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                      (0.14)              (0.10)
                                            -------             -------
NET ASSET VALUE, END OF PERIOD              $  6.54             $  6.37
                                            -------             -------
TOTAL RETURN                                   4.96%               2.39%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)       $70,923             $67,675
RATIOS TO AVERAGE NET ASSETS
 Expenses                                      0.55%(a)            0.61%(a)
 Expenses, excluding indirectly paid
  expenses                                     0.55%(a)            0.60%(a)
 Expenses, excluding waivers and
  reimbursements                               0.66%(a)            0.88%(a)
 Net investment income                         4.43%(a)            4.50%(a)
PORTFOLIO TURNOVER RATE                          26%                 17%

(a) Annualized.
(b) Excluding applicable sales charges.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                       February 4, 1994
                                Ended             Year Ended March 31,         (Commencement of
                          September 30, 1998 ------------------------------  Class Operations) to
                             (Unaudited)      1998    1997    1996    1995      March 31, 1994
-------------------------------------------------------------------------------------------------
CLASS A SHARES
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 9.76       $ 9.23  $ 9.29  $ 9.19  $ 9.17         $10.00
                                ------       ------  ------  ------  ------         ------
Income from investment
 operations
Net investment income             0.22         0.45    0.47    0.51    0.53           0.08
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.18         0.50   (0.03)   0.09    0.02          (0.82)
                                ------       ------  ------  ------  ------         ------
Total from investment
 operations                       0.40         0.95    0.44    0.60    0.55          (0.74)
                                ------       ------  ------  ------  ------         ------
LESS DISTRIBUTIONS
Dividends (from net
 investment income)              (0.22)       (0.42)  (0.47)  (0.48)  (0.53)         (0.08)
Distributions (from
 capital gains)                      0            0   (0.03)  (0.02)      0          (0.01)
                                ------       ------  ------  ------  ------         ------
Total distributions              (0.22)       (0.42)  (0.50)  (0.50)  (0.53)         (0.09)
                                ------       ------  ------  ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $ 9.94       $ 9.76  $ 9.23  $ 9.29  $ 9.19         $ 9.17
                                ------       ------  ------  ------  ------         ------
TOTAL RETURN (B)                  4.01%       10.50%   4.92%   6.64%   6.23%         (7.40%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $2,153       $2,076  $2,063  $1,786  $1,974         $1,472
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         0.85%(a)     0.77%   0.76%   0.75%   0.46%          0.35%(a)
 Expenses, excluding
  indirectly paid
  expenses                        0.85%(a)     0.77%   0.75%   0.74%     --             --
 Expenses, excluding
  waivers and
  reimbursements                  1.31%(a)     1.26%   1.58%   1.59%   1.93%          3.22%(a)
 Net investment income            4.41%(a)     4.64%   5.19%   5.36%   5.90%          5.07%(a)
PORTFOLIO TURNOVER RATE             55%          97%    110%    165%     77%             7%

                              Six Months                                       February 4, 1994
                                Ended           Year Ended March 31,           (Commencement of
                          September 30, 1998 ------------------------------  Class Operations) to
                             (Unaudited)      1998    1997    1996    1995      March 31, 1994
-------------------------------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 9.69       $ 9.17  $ 9.22  $ 9.15  $ 9.19         $10.00
                                ------       ------  ------  ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.18         0.36    0.41    0.43    0.48           0.08
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.20         0.51   (0.03)   0.09   (0.01)         (0.80)
                                ------       ------  ------  ------  ------         ------
Total from investment
 operations                       0.38         0.87    0.38    0.52    0.47          (0.72)
                                ------       ------  ------  ------  ------         ------
LESS DISTRIBUTIONS
Dividends (from net
 investment income)              (0.18)       (0.35)  (0.41)  (0.43)  (0.47)         (0.07)
Distributions (from
 capital gains)                      0            0   (0.02)  (0.02)  (0.04)         (0.02)
                                ------       ------  ------  ------  ------         ------
Total distributions              (0.18)       (0.35)  (0.43)  (0.45)  (0.51)         (0.09)
                                ------       ------  ------  ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $ 9.89       $ 9.69  $ 9.17  $ 9.22  $ 9.15         $ 9.19
                                ------       ------  ------  ------  ------         ------
TOTAL RETURN (B)                  3.84%        9.60%   4.25%   5.77%   5.41%         (7.20%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $5,918       $6,384  $7,803  $7,274  $6,169         $1,817
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.60%(a)     1.52%   1.51%   1.49%   1.24%          1.10%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.60%(a)     1.52%   1.50%   1.48%     --             --
 Expenses, excluding
  waivers and
  reimbursements                  2.04%(a)     2.01%   2.35%   2.38%   2.68%          4.60%(a)
 Net investment income            3.66%(a)     3.89%   4.45%   4.60%   5.15%          3.23%(a)
PORTFOLIO TURNOVER RATE             55%          97%    110%    165%     77%             7%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                       February 4, 1994
                                Ended           Year Ended March 31,           (Commencement of
                          September 30, 1998 ------------------------------  Class Operations) to
                             (Unaudited)      1998    1997    1996    1995      March 31, 1994
-------------------------------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 9.68       $ 9.16  $ 9.22  $ 9.14  $ 9.19         $10.00
                                ------       ------  ------  ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.18         0.36    0.41    0.43    0.48           0.08
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.21         0.52   (0.04)   0.10   (0.02)         (0.80)
                                ------       ------  ------  ------  ------         ------
Total from investment
 operations                       0.39         0.87    0.37    0.53    0.46          (0.72)
                                ------       ------  ------  ------  ------         ------
LESS DISTRIBUTIONS
Dividends (from net
 investment income)              (0.18)       (0.35)  (0.41)  (0.43)  (0.47)         (0.07)
Distributions (from
 capital gains)                      0            0   (0.02)  (0.02)  (0.04)         (0.02)
                                ------       ------  ------  ------  ------         ------
Total distributions              (0.18)       (0.35)  (0.43)  (0.45)  (0.51)         (0.09)
                                ------       ------  ------  ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $ 9.89       $ 9.68  $ 9.16  $ 9.22  $ 9.14         $ 9.19
                                ------       ------  ------  ------  ------         ------
TOTAL RETURN (B)                  3.95%        9.62%   4.14%   5.89%   5.20%         (7.21%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $1,614       $1,639  $2,066  $2,303  $1,971         $  369
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.60%(a)     1.54%   1.51%   1.49%   1.23%          1.10%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.60%(a)     1.53%   1.50%   1.48%     --             --
 Expenses, excluding
  waivers and
  reimbursements                  2.05%(a)     2.02%   2.36%   2.39%   2.68%          4.91%(a)
 Net investment income            3.66%(a)     3.94%   4.46%   4.60%   5.11%          4.28%(a)
PORTFOLIO TURNOVER RATE             55%          97%    110%    165%     77%             7%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                     Year Ended       February 1, 1994
                                Ended             Year        Four Months   November 30,      (Commencement of
                          September 30, 1998     Ended           Ended      --------------  Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996    1995    November 30, 1994
----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $10.21           $ 9.64         $ 9.86      $ 9.91  $ 8.72         $10.00
                                ------           ------         ------      ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.24 (c)         0.46           0.16        0.50    0.50           0.44
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.14             0.58          (0.22)      (0.06)   1.19          (1.28)
                                ------           ------         ------      ------  ------         ------
Total from investment
 operations                       0.38             1.04          (0.06)       0.44    1.69          (0.84)
                                ------           ------         ------      ------  ------         ------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.24)           (0.47)         (0.16)      (0.49)  (0.50)         (0.44)
                                ------           ------         ------      ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $10.35           $10.21         $ 9.64      $ 9.86  $ 9.91         $ 8.72
                                ------           ------         ------      ------  ------         ------
TOTAL RETURN (B)                  3.77%           11.01%        (0.57%)       4.66%  19.86%         (8.55%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $5,214           $4,897         $2,627      $2,610  $4,848         $3,581
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         0.86%(a)         0.78%          0.76%(a)    0.76%   0.72%          0.43%(a)
 Expenses, excluding
  indirectly paid
  expenses                        0.85%(a)         0.78%          0.75%(a)    0.75%   0.69%            --
 Expenses, excluding
  waivers and
  reimbursements                  1.17%(a)         1.16%          1.31%(a)    1.22%   1.32%          1.54%(a)
 Net investment income            4.67%(a)         4.83%          5.05%(a)    4.93%   5.26%          5.38%(a)
PORTFOLIO TURNOVER RATE             36%              42%            12%        126%     74%            25%

                              Six Months                                      Year Ended        February 1, 1994
                                Ended                         Four Months    November 30,       (Commencement of
                          September 30, 1998   Year Ended        Ended      ----------------  Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996     1995     November 30, 1994
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $ 10.09          $  9.52         $  9.74     $  9.80  $  8.67        $ 10.00
                               -------          -------         -------     -------  -------        -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.20 (c)         0.40            0.13        0.40     0.44           0.40
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.17             0.56           (0.21)      (0.04)    1.15          (1.29)
                               -------          -------         -------     -------  -------        -------
Total from investment
 operations                       0.37             0.96           (0.08)       0.36     1.59          (0.89)
                               -------          -------         -------     -------  -------        -------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.20)           (0.39)          (0.14)      (0.42)   (0.46)         (0.44)
                               -------          -------         -------     -------  -------        -------
NET ASSET VALUE, END OF
 PERIOD                        $ 10.26          $ 10.09         $  9.52     $  9.74  $  9.80        $  8.67
                               -------          -------         -------     -------  -------        -------
TOTAL RETURN (B)                  3.70%           10.26%          (0.83%)      3.83%   18.79%         (9.06%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)            $19,243          $19,552         $20,127     $21,925  $21,231        $12,906
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.61%(a)         1.53%           1.51%(a)    1.52%    1.47%          1.16%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.60%(a)         1.52%           1.50%(a)    1.50%    1.44%            --
 Expenses, excluding
  waivers and
  reimbursements                  1.92%(a)         1.90%           2.06%(a)    2.00%    2.08%          2.49%(a)
 Net investment income            3.93%(a)         4.12%           4.31%(a)    4.20%    4.56%          4.70%(a)
PORTFOLIO TURNOVER RATE             36%              42%             12%        126%      74%            25%

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
*   The Fund changed its fiscal year end from November 30 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                     Year Ended       February 1, 1994
                                Ended                         Four Months   November 30,      (Commencement of
                          September 30, 1998   Year Ended        Ended      --------------  Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996    1995    November 30, 1994
----------------------------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $10.08           $ 9.52         $ 9.73      $ 9.79  $ 8.66         $10.00
                                ------           ------         ------      ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.20 (c)         0.38           0.13        0.39    0.43           0.39
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.18             0.57          (0.20)      (0.03)   1.16          (1.29)
                                ------           ------         ------      ------  ------         ------
Total from investment
 operations                       0.38             0.95          (0.07)       0.36    1.59          (0.90)
                                ------           ------         ------      ------  ------         ------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.20)           (0.39)         (0.14)      (0.42)  (0.46)         (0.44)
                                ------           ------         ------      ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                          10.26           $10.08         $ 9.52      $ 9.73  $ 9.79         $ 8.66
                                ------           ------         ------      ------  ------         ------
TOTAL RETURN (B)                  3.80%           10.15%         (0.73%)      3.83%  18.78%         (9.25%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $  793           $  990         $1,306      $1,387  $1,788         $1,045
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.61%(a)         1.52%          1.51%(a)    1.52%   1.46%          1.15%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.60%(a)         1.51%          1.50%(a)    1.50%   1.44%            --
 Expenses, excluding
  waivers and
  reimbursements                  1.93%(a)         1.90%          2.06%(a)    1.99%   2.07%          2.60%(a)
 Net investment income            3.95%(a)         4.10%          4.30%(a)    4.18%   4.56%          4.72%(a)
PORTFOLIO TURNOVER RATE             36%              42%            12%        126%     74%            25%

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
*   The Fund changed its fiscal year end from November 30 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)


                                        Six Months
                                           Ended                        Seven Months      Six Months          Year
                                    September 30, 1998   Year Ended        Ended            Ended             Ended
                                       (Unaudited)     March 31, 1998 March 31, 1997** August 31, 1996* February 29, 1996
-------------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF
  PERIOD                                 $ 11.11          $ 10.74         $ 10.75          $ 11.01           $ 10.53
                                         -------          -------         -------          -------           -------
 INCOME FROM
  INVESTMENT
  OPERATIONS
 Net investment
  income                                    0.25             0.53            0.31             0.28              0.56
 Net gains or losses on securities
  (both realized and
  unrealized)                               0.31             0.46           (0.01)           (0.26)             0.48
                                         -------          -------         -------          -------           -------
 Total from
  investment
  operations                                0.56             0.99            0.30             0.02              1.04
                                         -------          -------         -------          -------           -------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)                       (0.25)           (0.53)          (0.31)           (0.28)            (0.56)
 Distributions (from
  capital gains)                               0            (0.09)              0                0                 0
                                         -------          -------         -------          -------           -------
 Total distributions                       (0.25)           (0.62)          (0.31)           (0.28)            (0.56)
                                         -------          -------         -------          -------           -------
 NET ASSET VALUE,
  END OF PERIOD                          $ 11.42          $ 11.11         $ 10.74          $ 10.75           $ 11.01
                                         -------          -------         -------          -------           -------
 TOTAL RETURN (B)                           5.15%            9.34%           2.83%            0.19%            10.08%
 RATIOS/SUPPLEMENTAL
  DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)                     $33,259          $31,614         $31,434          $32,377           $41,762
 RATIOS TO AVERAGE
  NET ASSETS
 Expenses                                   0.50%(a)         0.50%           0.44%(a)         0.34%(a)          0.36%
 Expenses,
  excluding
  indirectly paid
  expenses                                  0.50%(a)         0.50%           0.44%(a)           --                --
 Expenses,
  excluding waivers
  and
  reimbursements                            0.90%(a)         1.01%           1.13%(a)         1.11%(a)          1.03%
 Net investment
  income                                    4.56%(a)         4.77%           5.02%(a)         5.08%(a)          5.15%
 PORTFOLIO TURNOVER
  RATE                                        23%              37%             15%               0%                4%


                                       Year Ended
                                      February 28,
                                    -----------------
                                     1995     1994
-----------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF
  PERIOD                            $ 10.99  $ 11.01
                                    -------- --------
 INCOME FROM
  INVESTMENT
  OPERATIONS
 Net investment
  income                               0.57     0.60
 Net gains or losses on securities
  (both realized and
  unrealized)                         (0.46)   (0.02)
                                    -------- --------
 Total from
  investment
  operations                           0.11     0.58
                                    -------- --------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)                  (0.57)   (0.60)
 Distributions (from
  capital gains)                          0        0
                                    -------- --------
 Total distributions                  (0.57)   (0.60)
                                    -------- --------
 NET ASSET VALUE,
  END OF PERIOD                     $ 10.53  $ 10.99
                                    -------- --------
 TOTAL RETURN (B)                      1.41%    5.30%
 RATIOS/SUPPLEMENTAL
  DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)                $34,852  $42,783
 RATIOS TO AVERAGE
  NET ASSETS
 Expenses                              0.25%    0.14%
 Expenses,
  excluding
  indirectly paid
  expenses                               --       --
 Expenses,
  excluding waivers
  and
  reimbursements                       1.04%    1.05%
 Net investment
  income                               5.52%    5.31%
 PORTFOLIO TURNOVER
  RATE                                    8%       2%

(a)   Annualized.
(b)   Excluding applicable sales charges.
*     The Fund changed its fiscal year end from February 28 to August 31.
**    The Fund changed its fiscal year end from August 31 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months                                                        January 30, 1996
                                 Ended                         Seven Months      Six Months      (Commencement of
                           September 30, 1998   Year Ended        Ended            Ended       Class Operations) to
                              (Unaudited)     March 31, 1998 March 31, 1997** August 31, 1996*  February 29, 1996
-------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 11.11          $ 10.74          $10.75           $11.01             $11.08
                                -------          -------          ------           ------             ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.20             0.43            0.25             0.24               0.05
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.31             0.46               0            (0.26)             (0.07)
                                -------          -------          ------           ------             ------
 Total from investment
  operations                       0.51             0.89            0.25            (0.02)             (0.02)
                                -------          -------          ------           ------             ------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)              (0.20)           (0.43)          (0.26)           (0.24)             (0.05)
 Distributions (from
  capital gains)                      0            (0.09)              0                0                  0
                                -------          -------          ------           ------             ------
 Total distributions              (0.20)           (0.52)          (0.26)           (0.24)             (0.05)
                                -------          -------          ------           ------             ------
 NET ASSET VALUE, END OF
  PERIOD                        $ 11.42          $ 11.11          $10.74           $10.75             $11.01
                                -------          -------          ------           ------             ------
 TOTAL RETURN (B)                  4.68%            8.35%           2.29%           (0.20%)            (0.22%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $17,068          $13,645          $7,847           $2,709             $  186
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          1.41%(a)         1.41%           1.36%(a)         1.28%(a)           0.31%(a)
 Expenses, excluding
  indirectly paid
  expenses                         1.41%(a)         1.41%           1.36%(a)           --                 --
 Expenses, excluding
  waivers and
  reimbursements                   1.64%(a)         1.76%           1.88%(a)         1.85%(a)           1.66%(a)
 Net investment income             3.62%(a)         3.85%           4.07%(a)         4.14%(a)           5.23%(a)
 PORTFOLIO TURNOVER RATE             23%              37%             15%               0%                 4%

(a)   Annualized.
(b)   Excluding applicable sales charges.
*     The Fund changed its fiscal year end from February 28 to August 31.
**    The Fund changed its fiscal year end from August 31 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months                                                        February 8, 1996
                                 Ended                         Seven Months      Six Months      (Commencement of
                           September 30, 1998   Year Ended        Ended            Ended       Class Operations) to
                              (Unaudited)     March 31, 1998 March 31, 1997** August 31, 1996*  February 29, 1996
-------------------------------------------------------------------------------------------------------------------
 CLASS Y SHARES
-------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $  11.11         $  10.74         $10.75           $11.01             $11.14
                                --------         --------         ------           ------             ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income              0.26             0.54           0.32             0.28               0.03
 Net gains or losses on
  securities
  (both realized and
  unrealized)                       0.31             0.46          (0.01)           (0.26)             (0.13)
                                --------         --------         ------           ------             ------
 Total from investment
  operations                        0.57             1.00           0.31             0.02              (0.10)
                                --------         --------         ------           ------             ------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)               (0.26)           (0.54)         (0.32)           (0.28)             (0.03)
 Distributions (from
  capital gains)                       0            (0.09)             0                0                  0
                                --------         --------         ------           ------             ------
 Total distributions               (0.26)           (0.63)         (0.32)           (0.28)             (0.03)
                                --------         --------         ------           ------             ------
 NET ASSET VALUE, END OF
  PERIOD                        $  11.42         $  11.11         $10.74           $10.75             $11.01
                                --------         --------         ------           ------             ------
 TOTAL RETURN                       5.20%            9.44%          2.88%            0.20%             (0.87%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $119,479         $105,331         $9,436           $9,076             $   18
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                           0.41%(a)         0.41%          0.36%(a)         0.31%(a)           0.31%(a)
 Expenses, excluding
  indirectly paid
  expenses                          0.41%(a)         0.41%          0.36%(a)           --                 --
 Expenses, excluding
  waivers and
  reimbursements                    0.65%(a)         0.76%          0.88%(a)         0.87%(a)           0.88%(a)
 Net investment income              4.65%(a)         4.79%          5.08%(a)         5.12%(a)           5.28%(a)
 PORTFOLIO TURNOVER RATE              23%              37%            15%               0%                 4%

(a)   Annualized.
*     The Fund changed its fiscal year end from February 28 to August 31.
**    The Fund changed its fiscal year end from August 31 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months                                           February 4, 1994
                                 Ended             Year Ended March 31,             (Commencement of
                           September 30, 1998 ----------------------------------  Class Operations) to
                              (Unaudited)      1998     1997     1996     1995       March 31, 1994
------------------------------------------------------------------------------------------------------
 CLASS A SHARES
------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 10.12       $  9.64  $  9.67  $  9.44  $  9.32         $10.00
                                -------       -------  -------  -------  -------         ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.23          0.48     0.49     0.48     0.52           0.09
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.24          0.52    (0.03)    0.24     0.12          (0.68)
                                -------       -------  -------  -------  -------         ------
 Total from investment
  operations                       0.47          1.00     0.46     0.72     0.64          (0.59)
                                -------       -------  -------  -------  -------         ------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)              (0.23)        (0.46)   (0.49)   (0.49)   (0.52)         (0.09)
 Distributions (from
  capital gains)                      0         (0.06)       0        0        0              0
                                -------       -------  -------  -------  -------         ------
 Total distributions              (0.23)        (0.52)   (0.49)   (0.49)   (0.52)         (0.09)
                                -------       -------  -------  -------  -------         ------
 NET ASSET VALUE, END OF
  PERIOD                        $ 10.36       $ 10.12  $  9.64  $  9.67  $  9.44         $ 9.32
                                -------       -------  -------  -------  -------         ------
 TOTAL RETURN (B)                  4.71%        10.56%    4.87%    7.73%    7.08%         (5.91%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $ 3,622       $ 3,559  $ 3,693  $ 3,947  $ 3,323         $  680
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          0.84%(a)      0.77%    0.76%    0.75%    0.50%          0.35%(a)
 Expenses, excluding
  indirectly paid
  expenses                         0.84%(a)      0.77%    0.75%    0.74%      --             --
 Expenses, excluding
  waivers and
  reimbursements                   1.22%(a)      1.01%    1.19%    1.31%    1.59%          4.44%(a)
 Net investment income             4.52%(a)      4.78%    5.00%    4.95%    5.48%          3.85%(a)
 PORTFOLIO TURNOVER RATE             40%           41%      62%      53%      77%            14%

                               Six Months                                           February 4, 1994
                                 Ended             Year Ended March 31,             (Commencement of
                           September 30, 1998 ----------------------------------  Class Operations) to
                              (Unaudited)      1998     1997     1996     1995       March 31, 1994
------------------------------------------------------------------------------------------------------
 CLASS B SHARES
------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 10.03       $  9.55  $  9.59  $  9.38  $  9.32         $10.00
                                -------       -------  -------  -------  -------         ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.19          0.40     0.41     0.41     0.47           0.08
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.24          0.52    (0.03)    0.24     0.09          (0.67)
                                -------       -------  -------  -------  -------         ------
 Total from investment
  operations                       0.43          0.92     0.38     0.65     0.56          (0.59)
                                -------       -------  -------  -------  -------         ------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)              (0.19)        (0.38)   (0.42)   (0.44)   (0.50)         (0.09)
 Distributions (from
  capital gains)                      0         (0.06)       0        0        0              0
                                -------       -------  -------  -------  -------         ------
 Total distributions              (0.19)        (0.44)   (0.42)   (0.44)   (0.50)         (0.09)
                                -------       -------  -------  -------  -------         ------
 NET ASSET VALUE, END OF
  PERIOD                        $ 10.27       $ 10.03  $  9.55  $  9.59  $  9.38         $ 9.32
                                -------       -------  -------  -------  -------         ------
 TOTAL RETURN (B)                  4.34%         9.80%    4.03%    7.02%    6.28%         (5.91%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $16,249       $17,245  $19,064  $17,151  $11,907         $2,276
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          1.59%(a)      1.52%    1.51%    1.50%    1.25%          1.10%(a)
 Expenses, excluding
  indirectly paid
  expenses                         1.59%(a)      1.52%    1.50%    1.49%      --             --
 Expenses, excluding
  waivers and
  reimbursements                   1.97%(a)      1.76%    1.94%    2.05%    2.35%          5.60%(a)
 Net investment income             3.77%(a)      4.04%    4.25%    4.19%    4.78%          3.01%(a)
 PORTFOLIO TURNOVER RATE             40%           41%      62%      53%      77%            14%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                     Six Months                                       February 4, 1994
                                       Ended           Year Ended March 31,           (Commencement of
                                 September 30, 1998 ------------------------------  Class Operations) to
                                    (Unaudited)      1998    1997    1996    1995      March 31, 1994
--------------------------------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  PERIOD                               $10.02       $ 9.55  $ 9.58  $ 9.37  $ 9.31         $10.00
                                       ------       ------  ------  ------  ------         ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income                   0.19         0.39    0.40    0.41    0.48           0.07
 Net gains or losses on
  securities
  (both realized and unrealized)         0.25         0.52   (0.01)   0.24    0.07          (0.67)
                                       ------       ------  ------  ------  ------         ------
 Total from investment
  operations                             0.44         0.91    0.39    0.65    0.55          (0.60)
                                       ------       ------  ------  ------  ------         ------
 LESS DISTRIBUTIONS
 Dividends (from net investment
  income)                               (0.19)       (0.38)  (0.42)  (0.44)  (0.49)         (0.09)
 Distributions (from capital
  gains)                                    0        (0.06)      0       0       0              0
                                       ------       ------  ------  ------  ------         ------
 Total distributions                    (0.19)       (0.44)  (0.42)  (0.44)  (0.49)         (0.09)
                                       ------       ------  ------  ------  ------         ------
 NET ASSET VALUE, END OF PERIOD        $10.27       $10.02  $ 9.55  $ 9.58  $ 9.37         $ 9.31
                                       ------       ------  ------  ------  ------         ------
 TOTAL RETURN (B)                        4.44%        9.69%   4.14%   7.02%   6.18%         (6.02%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF PERIOD
  (THOUSANDS)                          $1,421       $1,465  $1,871  $2,296  $2,890         $  255
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                1.60%(a)     1.52%   1.51%   1.50%   1.26%          1.10%(a)
 Expenses, excluding
  indirectly paid expenses               1.59%(a)     1.52%   1.50%   1.48%     --             --
 Expenses, excluding waivers
  and reimbursements                     1.97%(a)     1.77%   1.93%   2.07%   2.32%          5.13%(a)
 Net investment income                   3.78%(a)     4.05%   4.25%   4.24%   4.88%          3.71%(a)
 PORTFOLIO TURNOVER RATE                   40%          41%     62%     53%     77%            14%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months
                                 Ended                 Year Ended March 31,
                           September 30, 1998 -------------------------------------------
                              (Unaudited)      1998     1997     1996     1995     1994
-----------------------------------------------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 11.70       $ 11.14  $ 11.15  $ 10.91  $ 11.01  $ 11.42
                                -------       -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.25          0.55     0.59     0.60     0.61     0.62
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.27          0.55    (0.01)    0.23    (0.09)   (0.30)
                                -------       -------  -------  -------  -------  -------
 Total from investment
  operations                       0.52          1.10     0.58     0.83     0.52     0.32
                                -------       -------  -------  -------  -------  -------
 LESS DISTRIBUTIONS
 Distributions (from
  capital gains)                      0             0        0        0        0    (0.07)
                                -------       -------  -------  -------  -------  -------
 Dividends (from net
  investment income)              (0.26)        (0.54)   (0.59)   (0.59)   (0.62)   (0.66)
 Total distributions              (0.26)        (0.54)   (0.59)   (0.59)   (0.62)   (0.73)
                                -------       -------  -------  -------  -------  -------
 NET ASSET VALUE, END OF
  PERIOD                        $ 11.96       $ 11.70  $ 11.14  $ 11.15  $ 10.91  $ 11.01
                                -------       -------  -------  -------  -------  -------
 TOTAL RETURN (B)                  4.47%        10.02%    5.30%    7.66%    4.91%    2.58%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $29,268       $24,119  $24,535  $28,710  $30,450  $30,560
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          0.83%(a)      0.76%    0.76%    0.76%    0.75%    0.75%
 Expenses, excluding
  indirectly paid
  expenses                         0.83%(a)      0.76%    0.75%    0.75%      --       --
 Expenses, excluding
  waivers and
  reimbursements                   0.86%(a)      0.96%    0.99%    0.99%    1.05%    1.06%
 Net investment income             4.36%(a)      4.79%    5.26%    5.29%    5.65%    5.27%
 PORTFOLIO TURNOVER RATE             34%           54%      84%      55%      97%      37%

                               Six Months
                                 Ended                 Year Ended March 31,
                           September 30, 1998 -------------------------------------------
                              (Unaudited)      1998     1997     1996     1995     1994
-----------------------------------------------------------------------------------------
 CLASS B SHARES
-----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 11.55       $ 10.99  $ 11.00  $ 10.81  $ 10.98  $ 11.42
                                -------       -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.21          0.46     0.49     0.51     0.54     0.56
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.27          0.54    (0.01)    0.22    (0.10)   (0.34)
                                -------       -------  -------  -------  -------  -------
 Total from investment
  operations                       0.48          1.00     0.48     0.73     0.44     0.22
                                -------       -------  -------  -------  -------  -------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)              (0.21)        (0.44)   (0.49)   (0.54)   (0.61)   (0.59)
 Distributions (from
  capital gains)                      0             0        0        0        0    (0.07)
                                -------       -------  -------  -------  -------  -------
 Total distributions              (0.21)        (0.44)   (0.49)   (0.54)   (0.61)   (0.66)
                                -------       -------  -------  -------  -------  -------
 NET ASSET VALUE, END OF
  PERIOD                        $ 11.82       $ 11.55  $ 10.99  $ 11.00  $ 10.81  $ 10.98
                                -------       -------  -------  -------  -------  -------
 TOTAL RETURN (B)                  4.19%         9.27%    4.50%    6.84%    4.15%    1.70%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $37,430       $37,036  $37,215  $37,719  $30,657  $21,958
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          1.58%(a)      1.52%    1.51%    1.48%    1.50%    1.50%
 Expenses, excluding
  indirectly paid
  expenses                         1.58%(a)      1.51%    1.50%    1.47%      --       --
 Expenses, excluding
  waivers and
  reimbursements                   1.61%(a)      1.71%    1.74%    1.74%    1.80%    1.81%
 Net investment income             3.60%(a)      4.04%    4.50%    4.55%    4.89%    4.32%
 PORTFOLIO TURNOVER RATE             34%           54%      84%      55%      97%      37%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months
                                 Ended               Year Ended March 31,
                           September 30, 1998 --------------------------------------
                              (Unaudited)      1998    1997    1996    1995    1994
------------------------------------------------------------------------------------
 CLASS C SHARES
------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD            $11.59       $11.02  $11.03  $10.83  $11.00  $11.42
                                 ------       ------  ------  ------  ------  ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.21         0.45    0.47    0.51    0.53    0.54
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.26         0.57    0.01    0.23   (0.10)  (0.32)
                                 ------       ------  ------  ------  ------  ------
 Total from investment
  operations                       0.47         1.02    0.48    0.74    0.43    0.22
                                 ------       ------  ------  ------  ------  ------
 LESS DISTRIBUTIONS
 Distributions (from
  capital gains)                      0            0       0       0       0   (0.07)
                                 ------       ------  ------  ------  ------  ------
 Dividends (from net
  investment income)              (0.21)       (0.45)  (0.49)  (0.54)  (0.60)  (0.57)
 Total distributions              (0.21)       (0.45)  (0.49)  (0.54)  (0.60)  (0.64)
                                 ------       ------  ------  ------  ------  ------
 NET ASSET VALUE, END OF
  PERIOD                         $11.85       $11.59  $11.02  $11.03  $10.83  $11.00
                                 ------       ------  ------  ------  ------  ------
 TOTAL RETURN (B)                  4.10%        9.34%   4.49%   6.92%   4.05%   1.78%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)             $6,448       $6,414  $6,830  $9,675  $9,559  $9,385
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          1.58%(a)     1.52%   1.51%   1.48%   1.50%   1.50%
 Expenses, excluding
  indirectly paid
  expenses                         1.58%(a)     1.51%   1.50%   1.47%     --      --
 Expenses, excluding
  waivers and
  reimbursements                   1.61%(a)     1.71%   1.74%   1.74%   1.80%   1.90%
 Net investment income             3.60%(a)     4.05%   4.52%   4.57%   4.90%   4.33%
 PORTFOLIO TURNOVER RATE             34%          54%     84%     55%     97%     37%

                                            Six Months      November 24, 1997
                                              Ended          (Commencement of
                                        September 30, 1998 Class Operations) to
                                           (Unaudited)        March 31, 1998
-------------------------------------------------------------------------------
 CLASS Y SHARES
-------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD        $  11.70            $  11.60
                                             --------            --------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                           0.27                0.19
 Net gains or losses on securities
  (both realized and unrealized)                 0.26                0.10
                                             --------            --------
 Total from investment operations                0.53                0.29
                                             --------            --------
 LESS DIVIDENDS (FROM NET INVESTMENT
  INCOME)                                       (0.27)              (0.19)
                                             --------            --------
 NET ASSET VALUE, END OF PERIOD              $  11.96            $  11.70
                                             --------            --------
 TOTAL RETURN                                    4.60%               2.82%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF PERIOD (THOUSANDS)       $175,594            $152,960
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                        0.58%(a)            0.59%(a)
 Expenses, excluding indirectly paid
  expenses                                       0.58%(a)            0.58%(a)
 Expenses, excluding waivers and
  reimbursements                                 0.61%(a)            0.66%(a)
 Net investment income                           4.60%(a)            4.75%(a)
 PORTFOLIO TURNOVER RATE                           34%                 54%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.0%

            CALIFORNIA - 94.4%
 $  500,000 Abag, California,
             Finance Authority for Non-Profit Corporations,
             Rhoda Haas Goldman Plaza
            5.125%, 5/15/15.......................................   $  507,005
  1,000,000 Alameda, California,
             Multifamily Housing Authority Revenue,
             Series A
            5.35%, 2/20/31, (GNMA)................................    1,018,610
    500,000 Bakersfield, California,
             Certificates of Participation,
             Convention Center Expansion Project
            5.80%, 4/1/17, (MBIA).................................      550,100
            California State Health
             Facilities Finance Authority Revenue:
  1,000,000 Catholic Health Systems, Series A
            5.75%, 7/1/15, (AMBAC)................................    1,088,520
  1,000,000 Cedars Sinai Center, Series A
            5.125%, 8/1/17, (MBIA)................................    1,021,620
    500,000 Enloe Health Systems, Series A
            5.00%, 11/15/18, (FSA)................................      501,605
            California State Housing
             Finance Agency Revenue:
  1,000,000 Home Mortgage, Series A
            5.05%, 8/1/17, (AMBAC/FHA/VA).........................    1,006,880
    500,000 Home Mortgage, Series L
            6.40%, 8/1/27, (MBIA).................................      541,870
  1,000,000 Multifamily Housing, Series B
            6.05%, 8/1/16, (AMBAC/FHA)............................    1,075,710
  1,000,000 Single Family Mortgage,
            Series A-1, Class III
            5.70%, 8/1/11, (MBIA).................................    1,066,650
    500,000 California State Pollution Control
             Financing Authority, Solid Waste
             Disposal Revenue,
             Browning Ferris Industries Inc.,
             Series A
            5.80%, 12/1/16........................................      536,245
            California State Public Works Board, Lease Revenue:
            California State University Project:
  1,000,000 Series A
            5.35%, 12/1/15, (AMBAC)...............................    1,059,080
    350,000 Series B
            5.50%, 6/1/19.........................................      365,179
    350,000 Trustees of California State University, Series A
            5.25%, 10/1/16........................................      363,790
            California Statewide Communities Development Authority
             Revenue:
    700,000 Certificates of Participation,
            John Muir, Mt. Diablo Health Systems
            5.125%, 8/15/17, (MBIA)...............................      715,191
    500,000 United Air Lines Inc., Los Angeles
            5.625%, 10/1/34.......................................      516,990
    500,000 Elk Grove, California,
             Special Tax, Unified School District, Community
             Facilities, District No. 1
            6.50%, 12/1/24, (AMBAC)...............................      625,205
  1,000,000 Los Angeles County, California,
             Special Tax, Community Facilities District No. 3,
             Series A
            5.50%, 9/1/14, (FSA).................................    1,085,050
    500,000 Los Angeles, California,
             Community Redevelopment Agency, Tax Allocation,
             Bunker Hill, Series H
            6.50%, 12/1/16, (FSA)................................      562,710
  1,000,000 Los Angeles, California,
             Convention & Exhibition Center Authority, Lease
             Revenue, Series A
            6.00%, 8/15/10, (MBIA/IBC)...........................    1,166,510
    500,000 Orange County, California,
             Irvine Coast Assessment
             Improvement Board, Act 1915,
             District 88-1, Series A
            5.50%, 9/2/16........................................      505,575
    500,000 Paramount, California,
             Unified School District, Series A
            5.125%, 9/1/19, (FSA)................................      511,225
    750,000 Poway, California,
             Special Tax, Community Facilities District, Parkway
             Business Center,
             No. 88-1
            6.75%, 8/15/15.......................................      830,228
  1,000,000 Sacramento County, California,
             Airport System Revenue, Series A
            6.00%, 7/1/11, (MBIA)................................    1,138,910
            San Francisco, California,
             State Building Authority, Lease Revenue, San
             Francisco Civic Center Complex, Series A:
  1,300,000 5.25%, 12/1/16, (AMBAC)..............................    1,355,510
    500,000 6.00%, 12/1/09, (AMBAC)..............................      581,760
  1,100,000 San Jose, California,
             Redevelopment Tax Allocation Agency, Merged Area
             Redevelopment Project
            6.00%, 8/1/15, (MBIA)................................    1,281,786
    100,000 San Mateo, California,
             Foster City School District,
             Capital Appreciation, Series C
             (Eff. Yield 5.60%) (b)
            0.00%, 9/1/03, (FGIC)................................       83,094
    300,000 Santa Ana, California,
             Financing Authority, Lease Revenue, Police
             Administration & Holding Facility, Series A
            6.25%, 7/1/15, (MBIA)................................      358,119
  1,000,000 South Orange County, California,
             Special Tax Revenue,
             Public Finance Authority,
             Senior Lien, Series A
            7.00%, 9/1/09, (MBIA)................................    1,245,660
            Southern California Public Power Authority:
  1,000,000 Mead Adelanto Project Revenue,
            Series A
            5.00%, 7/1/17, (AMBAC)...............................    1,011,480

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            CALIFORNIA - CONTINUED
            Southern California Public Power Authority -
              continued:
 $1,000,000 Transmission Project Revenue,
            Southern Transmission
            (Eff. Yield 7.30%)(b)
            0.00%, 7/1/14, (FGIC)................................   $   480,840
    500,000 Watsonville, California, Solid Waste Revenue
             5.50%, 5/15/16, (MBIA)..............................       533,990
                                                                    -----------
                                                                     25,292,697
                                                                    -----------
            PUERTO RICO - 3.6%
  2,000,000 Commonwealth of Puerto Rico,
             General Obligation, Capital Appreciation,
             (Eff. Yield 4.85%)(b)
            0.00%, 7/1/14, (MBIA/IBC)............................       961,680
                                                                    -----------
            Total Municipal Obligations
             (cost $24,442,991)..................................    26,254,377
                                                                    -----------
 SHORT-TERM MUNICIPAL SECURITIES  - 1.0% (COST $255,000)
           CALIFORNIA - 1.0%
  255,000  Irvine Ranch, California,
            Water District Revenue,
            Consolidated Bonds
            (LOC: Landesbank Hessen)
           3.80%, 10/1/10 (a).....................................       255,000
                                                                     -----------
           TOTAL INVESTMENTS -
            (COST $24,697,991).............................    99.0%  26,509,377
           OTHER ASSETS AND
            LIABILITIES - NET..............................     1.0      270,540
                                                              -----  -----------
           NET ASSETS - ...................................   100.0% $26,779,917
                                                              =====  ===========


(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Administration
FSA   Insured by Financial Security Assurance Corporation
GNMA  Insured by Government National Mortgage Association
IBC   Insured Bond Certification
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation
VA    Guaranteed by Veteran's Authority



                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Minicipal Bond Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 95.8%

            CONNECTICUT - 70.4%
 $1,000,000 Bridgeport, Connecticut,
             General Obligation,
             Bond Anticipation Notes
             4.25%, 3/18/99......................................  $ 1,003,190
            Bristol, Connecticut,
             General Obligation:
    130,000 5.00%, 6/15/05.......................................      138,995
    355,000 5.25%, 6/15/08.......................................      390,990
    275,000 Cheshire, Connecticut,
             General Obligation,
            5.75%, 8/15/09.......................................      303,556
  1,450,000 Connecticut State, Clean Water
             Fund Revenue,
            6.00%, 3/1/08........................................    1,675,692
            Connecticut State, Development
             Authority Revenue:
            Church Homes, Inc. Project:
    710,000 4.80%, 4/1/01........................................      723,064
    425,000 4.90%, 4/1/02........................................      436,126
  1,000,000 5.80%, 4/1/21........................................    1,042,330
    890,000 Special Revenue,
            State General Fund, Series A
            5.50%, 5/1/08, (FGIC)................................      987,713
  1,000,000 Water Facilities Revenue,
            Bridgeport Hydraulic Co.
            6.15%, 4/1/35........................................    1,103,750
            Connecticut State, Health & Educational Facilities
             Revenue:
    225,000 Choate Rosemary Hall, Series A
            6.50%, 7/1/09........................................      257,171
    300,000 Connecticut College, Issue B
            5.875%, 7/1/99.......................................      305,724
    500,000 Greenwich Hospital Assn., Series A
            5.40%, 7/1/09........................................      548,730
  1,000,000 Hospital for Special Care, Series B
            5.125%, 7/1/07.......................................    1,053,610
  1,000,000 Hospital of St. Raphael, Series H
            5.00%, 7/1/06, (AMBAC)...............................    1,070,160
  1,000,000 Kent School Corp., Series B
            5.50%, 7/1/15........................................    1,066,810
    625,000 Lawrence & Memorial Hospital,
            Series D
            4.875%, 7/1/07, (MBIA)...............................      655,912
    190,000 Mansfield Nursing Center, Series C
            4.40%, 11/1/98.......................................      190,154
    250,000 New Britain General Hospital,
            Series B
            5.875%, 7/1/08, (AMBAC)..............................      277,157
            Newington Childrens'
            Hospital, Series A:
  1,000,000 5.90%, 7/1/08, (MBIA)................................    1,109,900
    250,000 6.05%, 7/1/10, (MBIA)................................      276,658
  1,345,000 St. Mary's Hospital Corp., Series E
            6.00%, 7/1/08........................................    1,517,469
  1,000,000 Stamford Hospital, Series F
            5.25%, 7/1/11........................................    1,058,610
  1,500,000 Suffield Academy, Series A
            5.40%, 7/1/27........................................    1,576,080
            Connecticut State, Health & Educational Facilities
             Revenue - continued
    100,000 Trinity College, Series F
            5.00%, 7/1/15, (MBIA).................................     103,226
            Veterans Memorial Medical
            Center, Series A:
  1,000,000 5.375%, 7/1/14........................................   1,056,250
  2,000,000 5.50%, 7/1/26.........................................   2,104,680
  1,500,000 Westminster School, Series A
            5.50%, 7/1/16.........................................   1,606,755
  1,000,000 Yale New Haven Hospital
            5.625%, 7/1/16........................................   1,074,050
    325,000 Connecticut State, Higher Education Loan Authority
             Revenue, Series A
            7.00%, 11/15/00.......................................     332,696
            Connecticut State, Housing Finance Authority Revenue,
             Housing Mortgage Finance Project:
             Series A:
    860,000 7.20%, 11/15/98.......................................     862,382
    985,000 7.40%, 11/15/99.......................................   1,003,311
    100,000 Series C-1
            5.75%, 5/15/05........................................     106,380
    290,000 Connecticut State, Regional School
             District #14, General Obligation,
            5.70%, 12/15/98.......................................     291,433
            Connecticut State, Special Tax Obligation:
            Transportation Infrastructure, Series A:
  3,000,000 5.50%, 10/1/12, (FGIC)................................   3,348,930
  1,000,000 6.00%, 6/1/06, (FGIC).................................   1,137,280
    500,000 7.125%, 6/1/07........................................     548,785
  1,000,000 Transportation Infrastructure, Series C
            6.00%, 10/1/09........................................   1,160,170
            Connecticut State, General Obligation:
            Series A:
  1,000,000 6.00%, 3/1/06.........................................   1,134,130
  3,000,000 6.25%, 5/15/06........................................   3,456,720
            Series B:
  1,000,000 5.30%, 9/15/07........................................   1,099,420
    500,000 6.00%, 11/15/02.......................................     544,195
            Series C:
    400,000 5.70%, 11/15/09.......................................     410,716
    200,000 5.875%, 8/15/09.......................................     222,926
  1,000,000 Fairfield, Connecticut,
             General Obligation,
            4.70%, 1/1/11.........................................   1,037,500
    525,000 Guilford, Connecticut,
             General Obligation,
            5.00%, 11/15/07.......................................     555,739
            Hamden, Connecticut,
             General Obligation:
  1,000,000 5.375%, 8/15/10, (MBIA)...............................   1,087,360
  1,275,000 5.40%, 8/15/11, (MBIA)................................   1,384,382

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Minicipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            CONNECTICUT - CONTINUED
            Middletown, Connecticut,
             General Obligation:
 $  445,000 5.60%, 4/15/00........................................   $  458,897
  1,000,000 6.00%, 4/15/07........................................    1,147,380
    500,000 Milford, Connecticut,
             General Obligation,
            5.20%, 1/15/13........................................      541,515
            Montville, Connecticut,
             General Obligation:
    250,000 5.15%, 12/1/07........................................      273,480
    300,000 5.25%, 12/1/08........................................      331,326
    250,000 Naugatuck, Connecticut,
             General Obligation,
            5.40%, 3/15/08........................................      271,033
    500,000 New Haven, Connecticut,
             General Obligation,
            6.50%, 8/1/00, (FSA)..................................      525,125
  1,100,000 Newtown, Connecticut,
             General Obligation,
            5.125%, 6/15/15, (MBIA)...............................    1,142,020
    100,000 Pomfret, Connecticut,
             General Obligation,
            6.50%, 8/1/99.........................................      102,573
    385,000 Putnam, Connecticut,
             General Obligation,
            5.60%, 11/15/00, (MBIA)...............................      401,105
    185,000 Stamford, Connecticut,
             General Obligation,
            6.25%, 1/15/00........................................      191,490
            Wallingford, Connecticut,
             General Obligation, Lot B:
    170,000 5.50%, 6/15/08........................................      187,682
    170,000 5.60%, 6/15/09........................................      187,930
    250,000 Woodstock, Connecticut,
             General Obligation,
            6.00%, 2/15/10, (FGIC)................................      276,712
                                                                     ----------
                                                                     50,477,235
                                                                     ----------
            GUAM - 0.4%
    250,000 Guam Power Authority
             Revenue, Series A
            5.90%, 10/1/08, (AMBAC)...............................      279,353
                                                                     ----------
            PUERTO RICO - 23.6%
            Commonwealth of Puerto Rico, Aqueduct & Sewer
             Authority Revenue:
  1,000,000 5.20%, 7/1/08, (MBIA).................................    1,094,370
  1,000,000 6.25%, 7/1/12, (MBIA).................................    1,196,170
  1,000,000 Commonwealth of Puerto Rico,
             Electric Power Authority Revenue, Series DD
            5.00%, 7/1/28.........................................      999,920
            Commonwealth of Puerto Rico,
             Highway & Transportation Authority:
  1,000,000 Series W
            5.50%, 7/1/13, (FSA)..................................    1,120,690
  2,000,000 Series Z
            6.00%, 7/1/18, (FSA)..................................    2,349,140
     15,000 Commonwealth of Puerto Rico,
             Housing Finance Authority Revenue, Single Family
             Housing Revenue
            5.80%, 10/15/00.......................................       15,408
  1,000,000 Commonwealth of Puerto Rico,
             Municipal Finance Agency
            5.00%, 7/1/99.........................................    1,011,810
  1,800,000 Commonwealth of Puerto Rico,
             Public Buildings Authority
             Revenue, Series L
            5.50%, 7/1/21.........................................    1,981,080
  1,000,000 Commonwealth of Puerto Rico,
             Public Buildings Authority
             Revenue, Public Education &
             Health Facilities, Series M
            5.70%, 7/1/09, (AMBAC)................................    1,137,000
  2,000,000 Commonwealth of Puerto Rico,
             Public Finance Corp.,
             Commonwealth Appropriation,
             Series A
            5.375%, 6/1/19, (AMBAC)...............................    2,191,100
            Commonwealth of Puerto Rico,
             General Obligation:
  1,000,000 5.375%, 7/1/25........................................    1,037,730
  1,250,000 5.40%, 7/1/25.........................................    1,303,813
    205,000 5.50%, 7/1/08, (MBIA).................................      229,442
  1,000,000 6.50%, 7/1/14, (MBIA).................................    1,229,000
                                                                     ----------
                                                                     16,896,673
                                                                     ----------
            U.S. VIRGIN ISLANDS - 1.4%
  1,000,000 Virgin Islands, Public Finance Authority Revenue,
            7.00%, 10/1/99........................................    1,035,750
                                                                     ----------
            Total Municipal Obligations
             (cost $65,186,791)...................................   68,689,011
                                                                     ----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Shares                                                              Value
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 3.0%
 1,232,185 Federated Connecticut
            Municipal Cash Trust................................   $ 1,232,185
   921,645 Federated Tax Free Obligations Fund..................       921,645
                                                                   -----------
           Total Mutual Fund Shares
            (cost $2,153,830)...................................     2,153,830
                                                                   -----------
           TOTAL INVESTMENTS -
            (COST $67,340,621)...........................    98.8%  70,842,841
           OTHER ASSETS AND
            LIABILITIES - NET............................     1.2      830,073
                                                            -----  -----------
           NET ASSETS - .................................   100.0% $71,672,914
                                                            =====  ===========

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance, Incorporated
MBIA  Insured by Municipal Bond Investors Assurance Corporation

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
 Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 99.6%

            MASSACHUSETTS - 91.6%
 $  305,000 Gloucester, Massachusetts,
             General Obligation
             5.25%, 7/15/15, (MBIA).................................  $  318,511
    250,000 Lowell, Massachusetts,
             General Obligation, School Improvements
             5.50%, 12/15/15, (AMBAC)...............................     266,348
    500,000 Massachusetts State College,
             Building Authority Project, Series A
             7.50%, 5/1/08..........................................     634,195
    260,000 Massachusetts State Education
             Loan Authority, Issue E, Series B
             6.00%, 1/1/12, (AMBAC).................................     274,630
            Massachusetts State Health & Education Facilities
             Authority Revenue:
    300,000 Boston College Issue, Series L
            5.00%, 6/1/26...........................................     300,342
    250,000 Cape Cod Healthcare, Series B
            5.45%, 11/15/23.........................................     253,440
    295,000 Caregroup Issue, Series A
            5.00%, 7/1/18...........................................     296,434
    200,000 Jordan Hospital, Series D
            5.25%, 10/1/23..........................................     197,826
    100,000 Milford Whitinsville Regional, Series C
            5.25%, 7/15/18..........................................     100,035
    300,000 Partners Healthcare Systems, Series A
            5.375%, 7/1/24..........................................     309,870
    300,000 Massachusetts State Housing
             Finance Agency Revenue,
             Single Family Housing, Series 52
             6.00%, 6/1/14, (MBIA)..................................     321,981
            Massachusetts State Industrial Finance Agency Revenue:
  1,100,000 Avon Associates LLC, Series A
            5.375%, 4/1/20, (MBIA)..................................   1,121,846
    300,000 Belmont Hill School
            5.625%, 9/1/20..........................................     315,234
    250,000 Ogden Haverhill Project, Series A
            5.60%, 12/1/19..........................................     251,747
    250,000 Wentworth Institute Technology
            5.55%, 10/1/13..........................................     262,435
    400,000 Massachusetts State Municipal
             Wholesale Electric Company,
             Power Supply Systems Revenue,
             Series A, INFLOs
             7.02%, 7/1/18..........................................     435,656
    400,000 Massachusetts State Port Authority Revenue, Special
             Facilities, Boston Fuel Project
             5.30%, 7/1/08..........................................     428,064
            Massachusetts State Water Pollution, Abatement Trust:
    400,000 New Bedford Loan Program, Series A
            5.70%, 2/1/12.........................................      435,944
    125,000 South Essex, Sewer District Revenue, Series A
            6.375%, 2/1/15........................................      138,041
    250,000 Massachusetts State, General Obligation, Series A
             5.25%, 2/1/08........................................      264,843
    500,000 Methuen, Massachusetts,
             General Obligation
             5.625%, 11/15/15, (FSA)..............................      539,575
    250,000 North Andover, Massachusetts,
             General Obligation
             5.00%, 8/15/18.......................................      251,453
    400,000 North Attleborough, Massachusetts, General Obligation
             5.25%, 3/1/14........................................      420,196
    400,000 Springfield, Massachusetts,
             Municipal Purpose Loan
             5.00%, 9/1/12........................................      414,824
    300,000 Worcester, Massachusetts,
             Municipal Purpose Loan, Series A
             5.25%, 8/1/12, (AMBAC)...............................      316,014
                                                                     ----------
                                                                      8,869,484
                                                                     ----------
            PUERTO RICO - 8.0%
            Commonwealth of Puerto Rico:
  1,000,000 Capital Appreciation
            (Eff. Yield 4.85%)(b)
            0.00%, 7/1/14, (MBIA).................................      480,840
    170,000 Highway & Transportation Authority
            5.50%, 7/1/15.........................................      184,793
    100,000 Public Improvement
            5.50%, 7/1/11.........................................      108,874
                                                                     ----------
                                                                        774,507
                                                                     ----------
            Total Municipal Obligations
             (cost $9,168,389)....................................    9,643,991
                                                                     ----------
 SHORT-TERM MUNICIPAL SECURITIES - 1.0% (COST $95,000)
            MASSACHUSETTS - 1.0%
     95,000 Massachusetts State Health & Education Facilities
             Authority Revenue, Capital Assets Program, Series D
             3.90%, 1/1/35 (a)....................................       95,000
                                                                     ----------

            TOTAL INVESTMENTS -
             (COST $9,263,389)..............................   100.6%  9,738,991
            OTHER ASSETS AND
             LIABILITIES - NET..............................    (0.6)   (54,820)
                                                               -----  ----------
            NET ASSETS - ...................................   100.0% $9,684,171
                                                               =====  ==========

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC  Insured by American Municipal Bond Assurance Corporation
FSA    Insured by Financial Security Assurance, Incorporated
INFLOs Inverse Floating Rate Securities
MBIA   Insured by Municipal Bond Investors Assurance Corporation


                  See Combined Notes to Financial Statements
36

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 100.4%

           MISSOURI - 88.1%
 $ 750,000 Bridge, Missouri,
            Industrial Development Authority,
            Senior Housing Revenue, The Sarah Community Project
           5.80%, 5/1/18..........................................   $  748,673
 1,105,000 Butler County, Missouri,
            Public Facilities Authority, Leasehold Revenue, Butler
            County Jail Project
           6.50%, 12/1/14, (FGIC).................................    1,231,898
 1,000,000 Clay County, Missouri,
            Public Building Authority,
            Leasehold Revenue
           7.00%, 5/15/14, (FGIC).................................    1,160,280
   500,000 Missouri State,
            Certificates of Participation, Rehabilitation Center
            Project, Series A
           6.00%, 11/1/15.........................................      545,620
           Missouri State Environmental Improvement & Energy
            Resource Authority, Water Pollution Control,
            State Revolving Fund:
 1,000,000 Series A
           5.75%, 1/1/16..........................................    1,078,560
   600,000 Series B
           7.20%, 7/1/16..........................................      699,264
           Missouri State Health & Educational Facilities
            Authority Revenue:
   825,000 Barnes Jewish, Inc., Series A
           5.15%, 5/15/10, (AMBAC/TCRS)...........................      884,375
 1,000,000 Bethesda Health Group Inc. Project,
           Series A
           7.50%, 8/15/12.........................................    1,096,200
           BJC Health Systems:
           Series A
   500,000 6.50%, 5/15/20.........................................      494,010
   500,000 5.00%, 5/15/28.........................................      574,340
   500,000 Children's Mercy Hospital
           5.25%, 5/15/18.........................................      507,170
   250,000 Jefferson Memorial Hospital
           Obligation Group
           6.80%, 5/15/25.........................................      275,663
   300,000 Lake of Ozarks General Hospital
           6.50%, 2/15/21.........................................      331,203
   750,000 Maryville University of St. Louis Project
           5.75%, 6/15/17.........................................      786,112
 1,000,000 Missouri State Higher Education,
            Loan Authority, Student Loan Revenue, Series F
           6.75%, 2/15/09.........................................    1,073,390
           Missouri State Housing Development Commission, Mortgage
            Revenue,
            Single Family:
   235,000 Series A
           7.125%, 12/1/14, (GNMA)................................      262,046
           Series B:
   455,000 6.25%, 9/1/15, (GNMA/FNMA).............................      490,458
   900,000 6.45%, 9/1/27, (GNMA/FNMA).............................      974,520
 1,000,000 Series B-2
           5.50%, 3/1/25, (GNMA/FNMA).............................    1,020,680
   500,000 Series D-2
           6.50%, 9/1/29, (GNMA/FNMA).............................      549,905
           Sikeston, Missouri, Electric Revenue:
 1,000,000 5.00%, 6/1/22, (MBIA)..................................    1,007,080
   800,000 6.00%, 6/1/13, (MBIA)..................................      922,968
   500,000 6.00%, 6/1/15, (MBIA)..................................      578,895
   400,000 Southeast, Missouri,
            State University Systems Facilities
           5.00%, 4/1/28..........................................      400,996
   350,000 St. Louis, Missouri,
            Airport Revenue, Lambert St. Louis
            International Airport, Series B
           5.25%, 7/1/27..........................................      356,738
   495,000 St. Louis, Missouri,
            Industrial Development Authority,
            Health Facilities Revenue,
            Mother of Perpetual Help
           6.40%, 8/1/35, (GNMA)..................................      552,732
   700,000 St. Louis, Missouri,
            Land Clearance Redevelopment Authority Revenue, Kiel
            Site Lease, Series B
           5.125%, 7/1/13, (MBIA).................................      725,130
   950,000 St. Louis, Missouri,
            Municipal Finance Corp., Leasehold Revenue
            Improvement,
            City Justice Center,
            Series A
           5.75%, 2/15/11, (AMBAC)................................    1,046,244
   500,000 St. Louis, Missouri,
            Public Library Building Corp.
           4.50%, 9/15/09.........................................      505,240
   300,000 Wentzville, Missouri,
            School District, Series A
           5.60%, 3/1/11, (FSA)...................................      324,915
 1,000,000 West Plains, Missouri,
            Industrial Development Authority, Hospital Revenue,
            Ozarks Medical Center
           5.65%, 11/15/22........................................    1,022,730
                                                                     ----------
                                                                     22,228,035
                                                                     ----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            PUERTO RICO - 12.3%
 $1,000,000 Commonwealth of Puerto Rico,
             Aqueduct & Sewer Authority Revenue
            6.25%, 7/1/12........................................   $ 1,174,290
  1,600,000 Commonwealth of Puerto Rico,
             Capital Appreciation, General Obligation (Eff. Yield
             4.85%)(b)
            0.00%, 7/1/14, (MBIA/IBC)............................       769,344
  1,000,000 Commonwealth of Puerto Rico,
             Highway & Transportation
             Authority Revenue,
             Series Y
            6.25%, 7/1/14........................................     1,168,480
                                                                    -----------
                                                                      3,112,114
                                                                    -----------
            Total Municipal Obligations
             (cost $23,558,524)..................................    25,340,149
 SHORT-TERM MUNICIPAL SECURITIES - 0.7%
           MISSOURI - 0.7%
           Kansas City, Missouri,
            Industrial Development Hospital Revenue, Insured
            Research Health Services Systems:
  165,000  4.10%, 4/15/15, (MBIA)(a).............................       165,000
   20,000  4.10%, 12/1/19, (MBIA)(a).............................        20,000
                                                                    -----------
                                                                        185,000
                                                                    -----------
           Total Short-Term Municipal Securities
            (cost $185,000)......................................       185,000
                                                                    -----------

      (COST $23,743,524)..................................   101.1%  25,525,149
     OTHER ASSETS AND
      LIABILITIES - NET...................................    (1.1)    (275,854)
                                                             -----  -----------
     NET ASSETS - ........................................   100.0% $25,249,295
                                                             =====  ===========


(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance Corporation
GNMA  Insured by Government National Mortgage Association
IBC   Insured Bond Certification
MBIA Insured by Municipal Bond Investors Assurance Corporation TCRS Trust Credit Receipts


                  See Combined Notes to Financial Statements.
38

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.5%

            DELAWARE - 2.5%
            Delaware State, River & Bay
            Authority Revenue:
 $2,000,000 4.80%, 1/1/07.......................................   $  2,090,780
  1,000,000 5.00%, 1/1/17, (MBIA)...............................      1,012,670
  1,000,000 5.40%, 1/1/16, (FGIC)...............................      1,062,600
                                                                   ------------
                                                                      4,166,050
                                                                   ------------
            NEW JERSEY - 70.9%
  2,000,000 Atlantic City, New Jersey,
             Board of Education
             5.875%, 12/1/11....................................      2,305,360
    150,000 Bayonne, New Jersey,
             General Obligation
             5.90%, 5/1/08......................................        164,329
  1,000,000 Bergen County, New Jersey,
             General Obligation
             5.25%, 10/1/10.....................................      1,079,350
            Bergen County, New Jersey,
             Utilities Authority, Water Pollution Control
             Revenue:
  1,000,000 Series A
            5.50%, 12/15/06, (FGIC).............................      1,106,220
    500,000 Series B
            5.625%, 12/15/04, (FGIC)............................        548,855
    400,000 Bridgewater Township, New Jersey,
             General Obligation
             6.40%, 7/15/01.....................................        428,688
    500,000 Brigantine, New Jersey,
             General Obligation
             6.35%, 8/1/04, (MBIA)..............................        546,935
            Burlington County, New Jersey,
             Bridge Commission Systems Revenue:
  1,000,000 5.20%, 10/1/06......................................      1,063,060
    500,000 5.30%, 10/1/13......................................        523,780
     80,000 Burlington County, New Jersey,
             General Obligation
             5.20%, 10/1/05.....................................         84,444
  1,270,000 Camden County, New Jersey,
             Improvement Authority, Lease Revenue, Series A
             5.00%, 12/1/08.....................................      1,355,484
    500,000 Camden County, New Jersey,
             Lease Authority Revenue
             5.625%, 10/1/15, (MBIA)............................        539,850
  1,500,000 Camden County, New Jersey,
             Municipal Utilities Authority
             5.50%, 7/15/08.....................................      1,664,025
    500,000 Camden County, New Jersey,
             Property & Equipment Program
             5.60%, 12/1/04.....................................        539,090
    500,000 Cape May County, New Jersey,
             Improvement Authority
             5.85%, 4/15/02.....................................        534,685
    500,000 Cape May County, New Jersey,
             Municipal Utilities Authority,
             Sewer Revenue, Series A
             5.75%, 1/1/16, (MBIA)..............................        532,385
 MUNICIPAL OBLIGATIONS - CONTINUED
             NEW JERSEY - CONTINUED
             Cherry Hill Township, New Jersey,
              General Obligation:
      50,000 5.90%, 6/1/05........................................        54,289
     500,000 6.00%, 6/1/06........................................       543,685
     325,000 Essex County, New Jersey,
              General Obligation, Lease Revenue
              6.65%, 12/1/00, (AMBAC).............................       345,117
             Essex County, New Jersey,
              Improvement Authority Revenue:
   2,705,000 6.00%, 7/1/18........................................     3,049,374
     500,000 Series A
             5.80%, 11/1/07.......................................       561,900
             Essex County, New Jersey,
              Utilities Authority, Solid Waste:
             Series A:
     250,000 5.50%, 4/1/11, (FSA).................................       273,035
     250,000 5.60%, 4/1/16, (FSA).................................       270,528
      50,000 Flemington Raritan, New Jersey,
              School District, General Obligation
              5.70%, 5/1/06.......................................        55,283
     500,000 Franklin Township, Somerset County, New Jersey,
              School District,
              General Obligation
              6.20%, 4/1/05.......................................       567,335
     500,000 Gloucester County, New Jersey,
              General Obligation
              6.25%, 2/1/08, (MBIA)...............................       547,990
   1,600,000 Gloucester County, New Jersey,
              Solid Waste Revenue, Series A
              6.20%, 9/1/07.......................................     1,730,496
             Gloucester County, New Jersey,
              Utilities Authority, Sewer Revenue:
   1,300,000 5.45%, 1/1/24, (MBIA)................................     1,359,618
     500,000 6.50%, 1/1/21........................................       535,235
             Gloucester Township, New Jersey,
              General Obligation:
     500,000 5.45%, 7/15/07, (AMBAC)..............................       552,870
     500,000 6.375%, 9/15/04, (AMBAC).............................       546,315
   1,000,000 Gloucester Township, New Jersey,
              Municipal Utilities Authority
              5.55%, 3/1/09, (AMBAC)..............................     1,113,840
   1,000,000 Hamilton Township,
              Atlantic County, New Jersey,
              School District, General Obligation
              5.875%, 12/15/06, (FGIC)............................     1,093,350
     500,000 Hunterdon County, New Jersey,
              General Obligation
              5.50%, 12/1/02......................................       536,050
   1,500,000 Jersey City, New Jersey,
              School District, General Obligation
              5.50%, 3/15/16, (MBIA)..............................     1,613,625
     225,000 Kearny, New Jersey,
              General Obligation
              6.30%, 2/1/02.......................................       243,027
     400,000 Lakewood Township, New Jersey,
              School District, General Obligation
              6.25%, 2/15/12, (AMBAC).............................       481,412

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            NEW JERSEY - CONTINUED
 $   80,000 Manalapan Township, New Jersey,
             Fire District No. 1
             5.30%, 12/15/99....................................  $     81,770
     40,000 Marlboro Township, New Jersey,
             Board of Education
             5.50%, 7/15/09.....................................        43,190
    500,000 Mercer County, New Jersey,
             School District, General Obligation, Series A
             5.40%, 12/15/03....................................       538,185
            Middlesex County, New Jersey,
             Utilities Authority, Sewer Revenue:
  1,150,000 Series A
            5.375%, 9/15/15, (FGIC).............................     1,220,874
     70,000 5.125%, 12/1/16.....................................        72,700
            Monmouth County, New Jersey, Improvement Authority,
             General Obligation:
    200,000 6.40%, 8/1/09.......................................       218,328
    800,000 6.40%, 8/1/08.......................................       873,312
     40,000 Monmouth County, New Jersey,
             Improvement Authority Revenue
             6.625%, 12/1/05....................................        42,244
  1,000,000 Morris County, New Jersey,
             General Obligation
             6.00%, 7/15/04.....................................     1,113,890
            New Jersey State, Economic Development Authority
             Revenue:
     50,000 5.40%, 2/1/06.......................................        53,108
    785,000 6.00%, 10/1/22......................................       828,552
     55,000 6.125%, 7/1/24......................................        60,925
  7,445,000 (Eff. Yield 5.63%) (a)
            0.00%, 7/1/24.......................................     2,181,385
            First Mortgage Fellowship Village,
            Series A:
    530,000 5.20%, 1/1/09.......................................       548,100
    585,000 5.30%, 1/1/10.......................................       606,651
  2,000,000 5.50%, 1/1/18.......................................     2,018,700
  4,500,000 First Mortgage, Franciscan
            Oaks Project
            5.75%, 10/1/23......................................     4,541,445
  2,300,000 First Mortgage, Keswick Pines
            5.70%, 1/1/18.......................................     2,328,359
  2,000,000 Liberty State Parking Project
            6.80%, 3/15/22......................................     2,232,520
    500,000 New Jersey Performing Arts
            Center Project
            5.50%, 6/15/13, (AMBAC).............................       540,955
  1,000,000 Public Schools Small Project
            Loan Program
            5.40%, 8/15/13......................................     1,055,560
            Series A:
    300,000 6.60%, 8/1/21.......................................       324,372
  4,000,000 (Eff. Yield 5.63%) (a)
            0.00%, 7/1/25.......................................     1,116,280
  2,605,000 Trenton Office Complex
            5.25%, 6/15/12......................................     2,828,144
 MUNICIPAL OBLIGATIONS - CONTINUED
            NEW JERSEY - CONTINUED
            New Jersey State, Educational Facilities
             Authority Revenue:
    200,000 4.35%, 7/1/04.......................................       202,734
    150,000 4.60%, 7/1/08.......................................       152,946
    200,000 5.00%, 7/1/09.......................................       209,480
    100,000 5.50%, 7/1/04.......................................       108,704
  2,000,000 Higher Education Facilities Trust
            Fund, Series A
            5.125%, 9/1/10......................................     2,127,340
  1,500,000 Series C
            6.375%, 7/1/22......................................     1,663,755
    500,000 Series D
            6.20%, 7/1/17, (AMBAC)..............................       546,380
     60,000  University of Medicine & Dentistry
             5.25%, 12/1/13, (AMBAC)............................        63,277
            New Jersey State, General Obligation:
  5,000,000 4.50%, 3/1/18.......................................     4,842,400
    110,000 4.75%, 3/1/15.......................................       110,494
    500,000 6.25%, 8/1/06.......................................       548,920
  3,000,000 Series D
            5.75%, 2/15/06......................................     3,348,510
            New Jersey State, Health Care Facilities Financing
             Authority Revenue:
     50,000 6.00%, 7/1/12.......................................        57,055
    500,000 4.00%, 7/1/00.......................................       502,925
     50,000 6.00%, 7/1/13.......................................        56,976
            AHS Hospital Corporation,
            Series A:
  2,375,000 5.00%, 7/1/27.......................................     2,390,532
  1,345,000 6.00%, 7/1/11, (AMBAC)..............................     1,550,368
  1,000,000 Community Medical Center
            4.75%, 7/1/19.......................................       990,810
    750,000 Hackensack Medical Center
            6.625%, 7/1/17, (FGIC)..............................       821,460
    500,000 Shore Memorial Hospital
            Health Care Systems
            5.00%, 7/1/12, (MBIA)...............................       516,175
  1,000,000 St. Joseph's Hospital & Medical Center, Series D
            5.70%, 7/1/11.......................................     1,095,350
  1,000,000 New Jersey State, Higher Education
             Student Loan, Series A
            5.80%, 6/1/16.......................................     1,100,530
  1,500,000 New Jersey State, Highway Authority Revenue
            6.25%, 1/1/14.......................................     1,627,770
            New Jersey State, Sports &
             Exposition Authority Revenue
            Series A:
  1,000,000 5.375%, 9/1/15......................................     1,043,970
  1,000,000 6.00%, 3/1/21.......................................     1,063,290
    300,000 New Jersey State, Transit Corporation, Certificates
             of Partnership
            6.50%, 10/1/16, (FSA)...............................       349,611

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            NEW JERSEY - CONTINUED
            New Jersey State, Transportation Trust Fund
             Authority Revenue:
            Series A:
 $1,000,000 4.75%, 12/15/16.....................................   $    997,520
    100,000 5.00%, 6/15/15, (MBIA)..............................        102,260
  3,000,000 5.25%, 6/15/08......................................      3,256,320
  1,000,000 6.00%, 6/15/02......................................      1,077,510
            Series B:
  3,175,000 5.00%, 6/15/04......................................      3,352,006
  2,750,000 5.25%, 6/15/15......................................      2,897,235
  1,000,000 6.50%, 6/15/10, (MBIA)..............................      1,204,740
            New Jersey State, University of
            Medicine & Dentistry Revenue:
            Series E:
    400,000 5.75%, 12/1/21......................................        424,696
    500,000 6.50%, 12/1/18......................................        550,900
            New Jersey State, Wastewater Treatment, Trust Loan
             Prerefunded, Series A:
  1,970,000 6.00%, 7/1/11.......................................      2,125,748
     30,000 Unrefunded Balance
            6.00%, 7/1/11.......................................         32,037
     75,000 North Bergen Township, New Jersey,
             General Obligation
            5.00%, 8/15/09......................................         79,930
  1,000,000 North Bergen Township, New Jersey,
             Municipal Utility Authority,
             Sewer Revenue
            5.375%, 12/15/12, (FGIC)............................      1,060,870
            North Brunswick Township, New Jersey, Board of
             Education:
    100,000 5.00%, 2/1/12.......................................        103,926
    150,000 6.30%, 2/1/12.......................................        169,669
     24,000 North Brunswick Township, New Jersey,
             General Obligation
            6.125%, 5/15/04.....................................         26,342
  1,000,000 North Hudson, New Jersey,
             Sewage Authority, Sewer Revenue
            5.50%, 8/1/06, (FGIC)...............................      1,100,700
            North Jersey District Water Supply Revenue:
     90,000 5.05%, 11/15/11.....................................         94,945
    350,000  Wanaque North Project, Series B
            6.25%, 11/15/17, (MBIA).............................        380,054
  1,000,000 Northwest Bergen County, New Jersey, Utilities
             Authority Systems Revenue
            6.00%, 7/15/09, (MBIA)..............................      1,105,210
    500,000 Ocean City, New Jersey,
             General Obligation
            5.90%, 3/15/03, (MBIA)..............................        542,895
     75,000 Ocean County, New Jersey,
             General Obligation
            5.65%, 7/1/03.......................................         81,112
            Ocean County, New Jersey,
             Utilities Authority:
    500,000 Series A
            5.75%, 1/1/18.......................................        529,205
            Ocean County, New Jersey,
             Utilities Authority - continued:
     75,000 Wastewater Revenue,
            5.125%, 1/1/11......................................         79,711
    300,000 Ocean Township, New Jersey, Municipal Utilities
             Authority Revenue
            5.20%, 8/1/05, (MBIA)...............................        319,785
            Old Bridge Township, New Jersey, Municipal Utilities
             Authority Revenue:
    285,000 5.75%, 11/1/00, (FGIC)..............................        297,181
    500,000 6.25%, 11/1/16, (FGIC)..............................        550,305
    500,000 Orange Township, New Jersey, General Obligation
            6.60%, 2/1/07, (FSA)................................        553,430
            Passaic County, New Jersey,
             General Obligation:
    500,000 5.40%, 12/1/02, (MBIA)..............................        532,140
  1,295,000 Series A
            6.00%, 9/1/07.......................................      1,488,693
    500,000 Passaic Valley, New Jersey,
             Sewage Commissioners Revenue,
             Series D
            5.75%, 12/1/13, (AMBAC).............................        539,335
    500,000 Patterson, New Jersey,
             General Obligation
            6.20%, 2/15/02, (FSA)...............................        537,520
            Pleasantville, New Jersey,
             School District:
  1,050,000 4.75%, 2/15/07......................................      1,103,245
    550,000 5.00%, 2/15/10......................................        579,854
    500,000 Princeton, New Jersey,
             Regional School District
            6.05%, 4/15/07......................................        577,055
    500,000 Randolph Township, New Jersey,
             School District, General Obligation
            6.30%, 3/15/06, (FSA)...............................        574,560
    500,000 Rutgers State University, College & University
             Revenue, Series 1
            5.25%, 5/1/12.......................................        524,050
     60,000 Secaucus, New Jersey,
             Municipal Utilities Authority,
             Sewer Revenue,
            6.10%, 12/1/10......................................         67,238
    785,000 Somerset County, New Jersey,
             General Obligation
            5.90%, 8/1/99.......................................        801,870
    100,000 South Brunswick Township, New Jersey,
             Fire District No. 2
            5.95%, 8/1/14.......................................        110,954
     50,000 South Monmouth, New Jersey, Regional Sewage
             Authority,
            5.55%, 1/15/06......................................         54,572
  1,100,000 Sparta Township, New Jersey,
             General Obligation
            5.80%, 9/1/23, (MBIA)...............................      1,183,941
            Stafford, New Jersey,
             Municipal Utilities Authority:
    500,000 6.20%, 6/1/07.......................................        548,677
    375,000 6.25%, 6/1/14.......................................        410,261

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            NEW JERSEY - CONTINUED
 $  500,000 Stony Brook, New Jersey,
             Regional Sewage Authority Revenue,
             Series B
            5.45%, 12/1/12......................................  $    554,330
  1,000,000 Sussex County, New Jersey,
             Municipal Utilities Authority,
             Solid Waste Revenue,
             Series B
            5.50%, 12/1/13, (MBIA)..............................     1,041,420
  1,095,000 Toms River, New Jersey,
             Board of Education, School Bond Reserve Act
            5.75%, 7/15/19, (FGIC)..............................     1,185,129
    500,000 Trenton, New Jersey,
             General Obligation
            6.55%, 8/15/09, (MBIA)..............................       559,035
    200,000 West Morris, New Jersey,
             Regional High School District, General Obligation
            5.875%, 1/15/01.....................................       209,820
  3,655,000 West New York and New Jersey, Municipal Utilities
             Authority,
             Capital Appreciation Refunding,
             (Eff. Yield 6.85%) (a)
            0.00%, 12/15/19, (FGIC).............................     1,339,375
     50,000 West Windsor Township, New Jersey,
             Parking Authority Revenue,
            6.10%, 12/1/12......................................        55,626
    500,000 Willingboro, New Jersey,
             Municipal Utilities Authority,
             Water & Sewer Revenue
            6.30%, 1/1/06, (FGIC)...............................       503,480
    500,000 Winslow Township, New Jersey,
             General Obligation
            6.50%, 10/1/18, (FGIC)..............................       559,585
                                                                  ------------
                                                                   120,390,232
                                                                  ------------
            NEW YORK - 3.9%
            Port Authority of New York and New Jersey Revenue:
     50,000 5.70%, 8/1/07.......................................        53,562
  1,525,000 Consolidated 104 Series
            4.75%, 1/15/26......................................     1,494,042
            Port Authority of New York
             and New Jersey, Port Airport &
             Marine Revenue:
  1,000,000 Series 104
            5.20%, 7/15/15, (AMBAC).............................     1,042,850
  3,000,000 Series 111
            5.00%, 10/1/27......................................     3,010,080
  1,000,000 Port Authority of New York
             and New Jersey, Special Obligation,
             JFK International Airport Terminal
            5.75%, 12/1/25......................................     1,074,330
                                                                  ------------
                                                                     6,674,864
                                                                  ------------
            PENNSYLVANIA - 3.8%
    100,000 Allegheny County, Pennsylvania,
             Hospital Development Revenue
            4.05%, 3/1/18, VRDN (b).............................       100,000
    475,000 Delaware River, Pennsylvania
             Joint Toll Bridge, Commission Revenue
            6.25%, 7/1/12.......................................       511,694
  2,000,000 Delaware River, Pennsylvania
             Port Authority of Pennsylvania and New Jersey
             Revenue
            5.50%, 1/1/26.......................................     2,121,860
            Delaware River, Port Authority of
             Pennsylvania and New Jersey Revenue:
  2,500,000 5.40%, 1/1/15, (FGIC)...............................     2,656,900
  1,000,000 Series 1995
            5.40%, 1/1/16, (FGIC)...............................     1,060,430
                                                                  ------------
                                                                     6,450,884
                                                                  ------------
            PUERTO RICO - 15.5%
  1,000,000 Commonwealth of Puerto Rico,
             Capital Guaranty Certificates
            6.50%, 7/1/23.......................................     1,151,470
            Commonwealth of Puerto Rico,
             Electric Power Authority Revenue:
  2,500,000 Series DD
            5.00%, 7/1/28.......................................     2,499,800
    500,000 Series P
            7.00%, 7/1/21.......................................       553,900
            Commonwealth of Puerto Rico,
             General Obligation:
    500,000 5.50%, 7/1/13.......................................       525,020
  1,115,000 6.50%, 7/1/08, (MBIA)...............................     1,335,201
  1,000,000 6.50%, 7/1/14.......................................     1,229,000
            Commonwealth of Puerto Rico, Highway &
             Transportation Authority:
  4,520,000 Highway Revenue, Series A,
            (Eff. Yield 4.50%) (a)
            0.00%, 7/1/16.......................................     1,988,258
            Series Y:
  2,000,000 5.00%, 7/1/36.......................................     2,049,700
  1,425,000 6.25%, 7/1/14, (MBIA)...............................     1,711,325
            Series Z:
  3,000,000 6.00%, 7/1/18, (FSA)................................     3,523,710
  1,000,000 6.25%, 7/1/14, (MBIA)...............................     1,200,930
  2,500,000 Commonwealth of Puerto Rico, Industrial Tourist
             Educational Facilities, International
             American University,
             Series A
            5.00%, 10/1/11......................................     2,665,150
  3,000,000 Commonwealth of Puerto Rico,
             Public Finance Corporation,
             Commonwealth Appropriations,
             Series A
            5.375%, 6/1/19......................................     3,286,650
    250,000 Commonwealth of Puerto Rico,
             Public Buildings Authority,
             Guaranteed Revenue
            6.25%, 7/1/09, (AMBAC)..............................       296,103
  2,000,000 Commonwealth of Puerto Rico,
             Public Improvement
            6.00%, 7/1/16, (MBIA)...............................     2,342,380
                                                                  ------------
                                                                    26,358,597
                                                                  ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            U. S. VIRGIN ISLANDS - 1.9%
 $3,000,000 Virgin Islands,
             Public Finance Authority, Senior Lien, Series A
            5.50%, 10/1/13........................................  $  3,152,190
                                                                    ------------
            Total Municipal Obligations
             (cost $157,637,130)..................................   167,192,817
                                                                    ------------
 MUTUAL FUND SHARES - 0.6%
  57,694 Dreyfus Municipal Money
          Market Fund.............................................  $     57,694
 882,405 Federated Municipal Cash Trust...........................       882,405
  61,252 Federated Tax Free Obligations Fund......................        61,252
                                                                    ------------
         Total Mutual Fund Shares
          (cost $1,001,351).......................................     1,001,351
                                                                    ------------
         TOTAL INVESTMENTS -
          (COST $158,638,481).............................    99.1%  168,194,168
         OTHER ASSETS AND
          LIABILITIES - NET...............................     0.9     1,611,541
                                                             -----  ------------
         NET ASSETS - ....................................   100.0% $169,805,709
                                                             =====  ============

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at September 30, 1998.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation
VRDN  Variable Rate Demand Notes

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.2%

            NEW YORK - 90.9%
 $  400,000 Albany County, New York, Public Improvements,
             General Obligation, Series B
            5.60%, 3/15/14, (FGIC)...............................   $   430,028
    465,000 Buffalo, New York, General Obligation, Series E
            6.50%, 12/1/22, (AMBAC)..............................       539,288
    500,000 Buffalo, New York,
             Municipal Water Finance Authority, Water Systems
             Revenue, Series B
            5.00%, 7/1/18, (FGIC)................................       504,205
    500,000 Cattaraugus County, New York, Industrial Development
             Agency, Civic Facilities Revenue, Olean
             General Hospital Project, Series A
            5.25%, 8/1/23........................................       504,605
    770,000 Erie County, New York, Water Authority Revenue,
             Fourth Resolution,
             (Eff. Yield 7.30%) (a)
            0.00%, 12/1/17, (AMBAC)..............................       194,956
    550,000 Hempstead Town, New York, General Obligation, Series
             B
            5.625%, 2/1/15, (FGIC)...............................       593,296
    100,000 Islip, New York,
             Resources Recovery Agency Revenue, Series B
            7.25%, 7/1/11, (AMBAC)...............................       126,869
            Long Island Power Authority, New York, Electric
             Systems Revenue, Series A:
    500,000 5.00%, 12/1/18, (FSA)................................       503,745
    500,000 5.125%, 12/1/16, (FSA)...............................       510,135
    400,000 Metropolitan Transportation Authority, New York,
             Service Contractor Revenue, Transportation
             Facilities, Series 7
            5.625%, 7/1/16.......................................       415,476
    695,000 Nassau County, New York, Combined Sewer District,
             General Obligation, Series B
            6.00%, 5/1/14, (FGIC)................................       803,976
    600,000 New Rochelle, New York, General Obligation, Series B
            6.15%, 8/15/17, (MBIA)...............................       660,924
            New York City, New York:
    100,000 City Industrial Development Agency Revenue, Japan
            Airlines
            6.00%, 11/1/15.......................................       109,627
    400,000 City Municipal Water Finance Authority, Water & Sewer
            Systems Revenue, Series A
            7.00%, 6/15/15, (FGIC)...............................       432,648
            New York State Dormitory Authority Revenue:
    500,000 Buena Vida Nursing Home
            5.25%, 7/1/28........................................       506,340
    250,000 State University Educational Facilities, Series A
            5.875%, 5/15/11, (AMBAC).............................       286,380
    250,000 New York State Environmental Facilities Corporation,
             Special Obligation Revenue, Riverbank State Park
            5.50%, 4/1/16, (AMBAC)...............................       265,248
    875,000 New York State Housing Finance Agency Revenue,
             Multifamily Mortgage, Series B
            6.25%, 8/15/14, (AMBAC)..............................       951,755
  1,000,000 New York State Medical Care Facilities, Finance
             Agency Revenue,
             Mental Health Services, Series E
            6.375%, 8/15/14, (FGIC)..............................     1,124,660
            New York State Mortgage Agency Revenue, Homeowner
             Mortgage:
  1,000,000 Series 71
            5.35%, 10/1/18.......................................     1,014,870
    525,000 Series 73A
            5.30%, 10/1/28.......................................       528,276
    700,000 New York State Thruway Authority, Service Contract,
             Local Highway & Bridge Revenue
            5.75%, 4/1/16........................................       748,783
            New York State Urban Development Corporation Revenue:
            Correctional Facilities:
    500,000 (Eff. Yield 5.63%) (a)
            0.00%, 1/1/10, (AMBAC)...............................       305,950
  1,000,000 Series A
            6.50%, 1/1/10, (FSA).................................     1,193,120
    500,000 Higher Education Technology Grants
            6.00%, 4/1/10, (MBIA)................................       554,645
            Niagara, New York,
             Frontier Authority, Airport Revenue,
             Greater Buffalo International Airport:
    500,000 5.00%, 4/1/28, (FGIC)................................       497,080
    100,000 Series A
            6.125%, 4/1/14, (AMBAC)..............................       108,960
            Niagara Falls, New York,
             Public Improvements, General Obligation:
    500,000 7.50%, 3/1/14, (MBIA)................................       664,740
    750,000 7.50%, 3/1/16, (MBIA)................................     1,001,085
    250,000 St. Lawrence County, New York, Industrial
             Development,
             Civic Facilities Revenue,
             St. Lawrence University Project, Series A
            5.625%, 7/1/13, (MBIA)...............................       268,808
  1,000,000 Suffolk County, New York,
             Industrial Development Agency,
             Southwest Sewer Systems Revenue
            6.00%, 2/1/08, (FGIC)................................     1,140,500
  1,770,000 Triborough Bridge and Tunnel Authority, New York,
             Special Obligation, Series A
            5.25%, 1/1/14, (FGIC)................................     1,859,615
                                                                    -----------
                                                                     19,350,593
                                                                    -----------

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            PUERTO RICO - 7.3%
 $1,100,000 Commonwealth of Puerto Rico,
             Capital Appreciation, General Obligation,
             (Eff. Yield 4.85%) (a)
            0.00%, 7/1/14, (MBIA)..................................   $ 528,924
    700,000 Commonwealth of Puerto Rico,
             Industrial, Tourist, Educational, Medical &
             Environmental Control Facilities, Hospital Auxilio
             Mutuo Obligation Group, Series A
            6.25%, 7/1/24, (MBIA)..................................     778,911
    250,000 Commonwealth of Puerto Rico,
             Public Buildings Authority Revenue, Government
             Facilities, Series B
            5.00%, 7/1/12, (MBIA)..................................     260,872
                                                                      ---------
                                                                      1,568,707
                                                                      ---------
           TOTAL INVESTMENTS -
            (COST $19,388,873).............................    98.2%  20,919,300
           OTHER ASSETS AND
            LIABILITIES - NET..............................     1.8      373,008
                                                              -----  -----------
           NET ASSETS - ...................................   100.0% $21,292,308
                                                              =====  ===========

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 97.8%
             DELAWARE - 0.4%
 $ 1,000,000 Delaware State, River & Bay Authority Revenue
             5.40%, 1/1/16, (FGIC)..............................   $  1,059,110
                                                                   ------------
             GEORGIA - 0.0%
     100,000 Hapeville, Georgia,
              Industrial Development Authority Revenue,
              Hapeville Hotel Ltd., Series 1985
              (LOC: Deutsche Bank A.G.)
             4.10%, 11/1/15, VRDN (d)...........................        100,000
                                                                   ------------
             PENNSYLVANIA - 83.5%
     280,000 Abington, Pennsylvania, School District, General
              Obligation
             4.85%, 5/15/18, (FGIC).............................        279,636
   2,000,000 Albert Gallatin, Pennsylvania, Area School
              District, General Obligation
             5.30%, 9/1/17, (MBIA)..............................      2,067,720
     955,000 Allegheny County, Pennsylvania, Finance Authority
              Revenue Bond, Single Family Mortgage, Series Y
             6.60%, 11/1/14, (GNMA).............................      1,043,786
      60,000 Allegheny County, Pennsylvania, General Obligation
             5.875%, 9/15/10, (MBIA)............................         64,932
   2,000,000 Allegheny County, Pennsylvania, Industrial
              Development Authority Revenue Bond, USX Corp.,
              Series A
             6.70%, 12/1/20.....................................      2,214,200
      10,000 Allegheny County, Pennsylvania, Redevelopment
              Authority Revenue
             5.70%, 2/1/07, (FHA)...............................         10,493
     130,000 Allegheny County, Pennsylvania, Sanitation
              Authority, Sewer Revenue
             7.45%, 12/1/09.....................................        133,505
             Allegheny County, Pennsylvania, Higher Education
              Building Authority Revenue, Duquesne University
              Project:
   3,350,000 5.50%, 3/1/16, (AMBAC).............................      3,682,889
   1,750,000 5.50%, 3/1/20, (AMBAC).............................      1,917,913
             Allegheny County, Pennsylvania, Hospital
              Development Authority Revenue:
   1,000,000 Children's Hospital of Pittsburgh
             5.375%, 7/1/17, (MBIA).............................      1,038,250
     200,000 Mercy Hospital of Pittsburgh
             6.45%, 4/1/01......................................        212,962
     110,000 Montefiore Hospital Association of Western
             Pennsylvania
             5.80%, 10/1/03.....................................        116,087
   2,000,000 Pittsburgh Mercy Health Systems
             5.625%, 8/15/18, (AMBAC)...........................      2,224,340
   1,000,000 South Hills Health Systems
             5.125%, 5/1/23.....................................        996,630
             Allegheny County, Pennsylvania, Hospital
              Development Authority Revenue:
     500,000 Presbyterian University Hospital,
             (LOC: PNC Bank, N.A.)
             4.05%, 3/1/18......................................       500,000
             University of Pittsburgh Medical Center Health
             Systems:
   2,500,000 5.25%, 11/1/14, (MBIA).............................     2,668,200
   1,000,000 5.30%, 12/1/12, (MBIA).............................     1,048,220
   1,000,000 6.00%, 4/1/05, (MBIA)..............................     1,110,250
      25,000 6.00%, 11/1/12, (MBIA).............................        27,029
   4,325,000 6.00%, 7/1/27, (MBIA)..............................     5,063,494
      65,000 Berks County, Pennsylvania,
              Municipal Authority Hospital
              Revenue, Reading Hospital & Medical Center Project
             5.60%, 10/1/06.....................................        70,960
             Bradford, Pennsylvania,
              Area School District, General Obligation:
   1,525,000 5.50%, 10/1/14, (FGIC).............................     1,639,817
   2,000,000 5.75%, 10/1/15, (FGIC).............................     2,217,980
   2,095,000 Bucks County, Pennsylvania,
              General Obligation
             5.50%, 12/1/10.....................................     2,272,614
   1,000,000 Bucks County, Pennsylvania,
              Water & Sewer Authority Revenue
             6.20%, 12/1/03, (FGIC).............................     1,068,530
   4,485,000 Cambria County, Pennsylvania,
              General Obligation, Series A
             6.625%, 8/15/12, (FGIC)............................     5,142,142
      60,000 Center City District, Pennsylvania,
              Business Improvement Special Assessment
             5.60%, 12/1/08, (AMBAC)............................        65,997
             Central Bucks, Pennsylvania,
              School District, General Obligation:
     175,000 6.60%, 2/1/03......................................       186,424
   1,000,000 Series A
             6.90%, 11/15/13....................................     1,158,730
   1,000,000 Central Dauphin, Pennsylvania,
              School District, General Obligation
             5.90%, 6/1/00......................................     1,035,610
   1,000,000 Council Rock, Pennsylvania,
              School District, General Obligation
             6.50%, 3/1/02, (FGIC)..............................     1,062,410
             Crawford, Pennsylvania,
              Central School District,
              General Obligation:
   1,500,000 5.55%, 2/15/08, (FGIC).............................     1,617,000
     100,000 7.00%, 2/15/05, (FGIC).............................       116,877
             Dauphin County, Pennsylvania,
              General Authority Revenue:
  15,000,000 Forum Place Office & Parking, Series A
             6.00%, 1/15/25.....................................    15,033,600

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                           Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
             Dauphin County, Pennsylvania, General
              Authority Revenue - continued
 $ 6,300,000 Hyatt Regency Hotel & Conference Center
             6.00%, 1/1/10.....................................  $  6,381,333
   1,000,000 Pinnacle Health Systems Project
             5.50%, 5/15/17, (MBIA)............................     1,051,350
             Delaware County, Pennsylvania,
              General Obligation:
   1,575,000 5.50%, 10/1/15....................................     1,667,547
     170,000 7.10%, 12/1/98....................................       170,430
   6,750,000 Delaware County, Pennsylvania,
              Hospital Authority Revenue
             5.50%, 1/1/22.....................................     7,046,257
   1,350,000 Delaware County, Pennsylvania,
              Industrial Development Authority,
              Pollution Control Revenue Bond,
              Philadelphia Electric Co., Series A
             7.375%, 4/1/21....................................     1,464,588
     200,000 Delaware County, Pennsylvania,
              University Revenue,
              Villanova University
             5.40%, 8/1/08.....................................       216,982
             Delaware River Port Authority,
              Pennsylvania & New Jersey Revenue:
   1,000,000 5.30%, 1/1/10, (FGIC).............................     1,066,400
   1,400,000 5.45%, 1/1/12, (FGIC).............................     1,509,774
      15,000 Dover Township, Pennsylvania,
              Sewer Authority Revenue
             6.25%, 5/1/12.....................................        16,638
     500,000 Easton, Pennsylvania,
              Area Joint Sewer Authority
              5.00%, 12/1/14...................................       511,350
   1,485,000 Elizabeth Forward, Pennsylvania,
              School District, General Obligation, Series B,
              (Eff. Yield 6.70%) (a)
              0.00%, 9/1/15, (MBIA)............................       671,888
     500,000 Erie County, Pennsylvania,
              Industrial Development Authority, Environmental
              Improvement Revenue Bond, International Paper Co.
              Project, Series A
              7.625%, 11/1/18..................................       588,030
   1,000,000 Fox Chapel, Pennsylvania,
              Area School District, General Obligation
              5.50%, 8/15/09...................................     1,059,380
   1,000,000 Gettysburg, Pennsylvania,
              Municipal Authority College Revenue, Gettysburg
              College
              5.375%, 8/15/13, (MBIA)..........................     1,088,230
   1,500,000 Greene County, Pennsylvania,
              Industrial Development Authority Revenue,
              Monongahela Power Co., Series B
              5.10%, 2/1/12....................................     1,536,975
      85,000 Hampden Township, Pennsylvania,
              Sewer Authority, Special Obligation Bond
              5.35%, 4/1/03....................................        87,780
             Harrisburg, Pennsylvania,
              General Obligation:
   2,700,000 Series D, (Eff. Yield 5.35%) (a)
             0.00%, 3/15/13, (AMBAC)..............................     1,384,614
   2,505,000 Series F, (Eff. Yield 5.35%) (a)
             0.00%, 3/15/13, (AMBAC)..............................     1,284,614
   1,000,000 Harrisburg, Pennsylvania,
              Lease Revenue
              6.25%, 6/1/01, (FSA)................................     1,063,090
   2,000,000 Hempfield, Pennsylvania,
              School District, General Obligation
              5.30%, 10/15/14, (FGIC).............................     2,065,120
   2,500,000 Indiana County, Pennsylvania,
              Industrial Development Authority, Pollution Control
              Revenue, Pennsylvania Electric Co. Project
              5.35%, 11/1/10, (MBIA)..............................     2,732,125
     500,000 Keystone Oaks, Pennsylvania,
              School District, General Obligation
              5.00%, 9/1/11.......................................       522,415
     435,000 Lancaster, Pennsylvania,
              Higher Education Authority, College Revenue,
              Franklin & Marshall College (SPA: Chase Manhattan
              Bank)
              4.10%, 4/15/27, VRDN (d) ...........................       435,000
   2,635,000 Latrobe, Pennsylvania,
              Industrial Development Authority, College Revenue,
              St. Vincent College Project
              5.375%, 5/1/18......................................     2,666,725
             Lehigh County, Pennsylvania,
              General Purpose Revenue:
   1,000,000 Good Shepherd Rehabilitation Hospital
             7.50%, 11/15/21......................................     1,125,340
   1,250,000 Lehigh Valley Hospital, Series A
             7.00%, 7/1/16, (MBIA)................................     1,582,937
             Lower Merion Township, Pennsylvania,
              General Obligation:
     100,000 5.625%, 8/1/05.......................................       105,882
   1,000,000 5.75%, 8/1/09........................................     1,058,490
     500,000 Lower Merion Township, Pennsylvania,
              School District, General Obligation
              4.75%, 5/15/01......................................       513,815
     100,000 Manheim, Pennsylvania,
              Central School District, General Obligation
              6.10%, 5/15/14, (FGIC)..............................       108,759
   1,780,000 Mars, Pennsylvania,
              Area School District, General Obligation,
              (Eff. Yield 6.60%) (a)
              0.00%, 9/1/26, (FGIC)...............................       450,109
             McKeesport, Pennsylvania,
              Area School District, General Obligation, Capital
              Appreciation, Series B:
   1,200,000 (Eff. Yield 6.30%) (a)
             0.00%, 10/1/17, (FSA)................................       485,136
   1,440,000 (Eff. Yield 6.30%) (a)
             0.00%, 10/1/18, (FSA)................................       551,808

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
 $ 4,000,000 McKeesport, Pennsylvania,
              Area School District, General Obligation, Series A
              6.00%, 10/1/25, (FSA).............................  $  4,527,840
     150,000 Millcreek Township, Pennsylvania,
              Sewer Authority Revenue
              6.00%, 11/1/06....................................       154,229
   1,305,000 Mon Valley, Pennsylvania,
              Sewer Authority Revenue
              6.55%, 11/1/19, (MBIA)............................     1,464,706
   1,340,000 Montgomery County, Pennsylvania,
              General Obligation, Series B
              5.35%, 10/15/16...................................     1,405,124
             Montgomery County, Pennsylvania,
              Higher Education & Health Authority:
             Abington Memorial Hospital, Series A:
   2,000,000 5.125%, 6/1/14, (AMBAC)............................     2,051,500
   1,000,000 6.40%, 6/1/02, (AMBAC).............................     1,067,630
   1,025,000 College Revenue, County Community College Project
             6.75%, 11/1/02.....................................     1,086,777
     950,000 Montgomery County, Pennsylvania,
              Industrial Development Authority, Pollution Control
              Revenue Bond, Philadelphia Electric Co.
              7.60%, 4/1/21.....................................     1,035,614
     500,000 Mount Pleasant, Pennsylvania,
              Business District Authority, Hospital Revenue, Frick
              Hospital
              5.75%, 12/1/27....................................       515,975
     500,000 Neshaminy, Pennsylvania,
              School District, General Obligation
              5.25%, 2/15/07, (FGIC)............................       541,545
   1,280,000 North Penn, Pennsylvania,
              School District, General Obligation
              5.50%, 3/1/05.....................................     1,390,426
   1,000,000 North Penn, Pennsylvania,
              Water Authority Revenue
              6.00%, 11/1/07, (FGIC)............................     1,078,570
     100,000 North Wales, Pennsylvania,
              Water Authority Revenue
              6.75%, 11/1/10, (FGIC)............................       115,566
   2,000,000 Owen J. Roberts School District, Pennsylvania,
              General Obligation, Series A
              5.375%, 5/15/18, (MBIA)...........................     2,070,580
             Parkland, Pennsylvania,
              School District, General Obligation:
   4,110,000 5.375%, 9/1/14.....................................     4,485,572
   1,325,000 5.75%, 9/1/14, (MBIA)..............................     1,430,947
   1,000,000 Penn Hills, Pennsylvania,
              General Obligation
              5.60%, 12/1/05, (AMBAC)...........................     1,068,540
   1,000,000 Pennridge, Pennsylvania,
              School District, General Obligation
              6.15%, 2/15/03, (AMBAC)...........................     1,072,790
             Pennsylvania State, Convention Center Authority
              Revenue, Series A:
   1,050,000 6.00%, 9/1/19, (FGIC)..............................     1,194,186
   1,000,000 6.60%, 9/1/00, (FGIC)..............................     1,053,790
      75,000 6.70%, 9/1/16, (FGIC)..............................        91,625
   1,000,000 6.75%, 9/1/19, (MBIA)..............................     1,145,360
   2,000,000 (Eff. Yield 6.95%) (a)
             0.00%, 9/1/08, (FGIC)..............................     1,319,940
   5,000,000 Pennsylvania State, Finance Authority Revenue,
              Municipal Capital Imports Program
              6.60%, 11/1/09....................................     5,537,550
             Pennsylvania State, General Obligation:
     350,000 5.00%, 9/1/12......................................       360,377
      25,000 6.00%, 7/1/05......................................        28,005
      60,000 6.25%, 7/1/11......................................        71,044
             Pennsylvania State, Higher Education Facilities
              Authority Revenue:
     500,000 5.00%, 12/15/16....................................       508,570
   2,200,000 Drexel University
             5.375%, 5/1/16, (MBIA).............................     2,300,210
   1,095,000 Lasalle University
             5.25%, 5/1/13, (MBIA)..............................     1,175,811
     485,000 Series A
             6.625%, 8/15/09, (MBIA)............................       536,585
             Thomas Jefferson University:
     285,000 5.15%, 11/1/10, (MBIA).............................       293,484
   1,115,000 6.625%, 8/15/09....................................     1,244,206
     150,000 Series A
             6.00%, 7/1/19, (MBIA)..............................       154,364
     100,000 Pennsylvania State, Higher Education Facilities
              Authority, College & University Revenue,
              University of Pennsylvania, Series B
              5.85%, 9/1/13.....................................       109,171
             Pennsylvania State, Higher Education Facilities
              Authority, Health Services Revenue:
     400,000 Allegheny Delaware Valley Obligation
             5.50%, 11/15/08....................................       411,964
             University of Pennsylvania:
   1,000,000 6.00%, 1/1/07......................................     1,120,760
     100,000 Series A
             6.00%, 1/1/10......................................       109,366
             Series B:
     500,000 5.25%, 1/1/07......................................       535,520
     150,000 5.70%, 1/1/11......................................       161,904
             Pennsylvania State, Housing Finance Authority
              Revenue, Single Family Mortgage:
     300,000 6.40%, 7/1/12, (FNMA)..............................       321,567
     750,000 Series 33
             6.90%, 4/1/17......................................       807,975
   2,000,000 Series 34A
             6.85%, 4/1/16, (FHA)...............................     2,132,200

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
             Pennsylvania State, Housing Finance Authority
              Revenue, Single Family Mortgage - continued
 $   750,000 Series 40
             6.80%, 10/1/15....................................... $    815,348
   1,840,000 Series 50A
             6.00%, 10/1/13.......................................    1,982,986
             Pennsylvania State, Industrial Development Authority
              Revenue:
     250,000 5.80%, 7/1/09........................................      282,803
   2,000,000 6.00%, 7/1/06........................................    2,250,000
     600,000 6.00%, 7/1/08........................................      683,772
     305,000 6.00%, 7/1/09........................................      348,252
   2,000,000 7.00%, 1/1/06........................................    2,360,200
   1,000,000 7.00%, 7/1/06........................................    1,190,780
     975,000 Series 1994
             6.00%, 1/1/12........................................    1,064,875
     400,000 Pennsylvania State, Infrastructure Revenue
              6.00%, 9/1/04.......................................      443,188
   1,650,000 Pennsylvania State, Intergovernmental Cooperation
              Authority, Special Tax Revenue, Philadelphia Funding
              Program
              6.75%, 6/15/21, (FGIC)..............................    1,924,593
             Pennsylvania State, Turnpike Commission Revenue:
   6,750,000 4.75%, 12/1/27.......................................    6,574,635
   1,000,000 Series L
             6.45%, 6/1/03, (AMBAC)...............................    1,082,520
   3,000,000 Series M
             6.50%, 12/1/13, (FGIC)...............................    3,282,420
             Series P:
     150,000 5.10%, 12/1/99.......................................      153,115
      75,000 5.80%, 12/1/06.......................................       80,846
             Pennsylvania State, University Revenue:
     185,000 6.15%, 3/1/05........................................      201,019
   1,000,000 6.25%, 3/1/11........................................    1,076,430
   1,000,000 6.60%, 7/1/02........................................    1,090,150
             Philadelphia, Pennsylvania,
              Airport Parking Authority Revenue:
     400,000 5.75%, 9/1/07........................................      448,944
   1,000,000 5.75%, 9/1/08, (AMBAC)...............................    1,124,120
             Philadelphia, Pennsylvania,
              Hospital & Higher Education Facilities Authority,
              Hospital Revenue:
     500,000 Albert Einstein Medical Center
             7.625%, 4/1/11.......................................      520,240
     500,000 Temple University Hospital
             5.50%, 11/15/15......................................      514,595
     500,000 Philadelphia, Pennsylvania,
              Industrial Development Authority, Industrial &
              Commercial Revenue, Girard Estate Coal Mining
              Project
              5.25%, 11/15/09.....................................      528,080
 $ 4,000,000 Philadelphia, Pennsylvania,
              Water & Wastewater Revenue
              6.25%, 8/1/12, (MBIA)...............................    4,732,080
      25,000 Pittsburgh, Pennsylvania,
              General Obligation, Series D
              6.125%, 9/1/17, (AMBAC).............................       27,522
   1,000,000 Pleasant Valley, Pennsylvania,
              School District, General Obligation
              5.60%, 11/15/14, (FGIC).............................    1,068,140
   1,000,000 Pocono Mountain, Pennsylvania,
              School District, General Obligation, Series AA
              6.10%, 10/1/03, (AMBAC).............................    1,073,810
             Scranton-Lackwanna, Pennsylvania,
              Health & Welfare Authority Revenue:
     250,000 Mercy Health Project, Series B
             5.00%, 1/1/06, (MBIA)................................      263,962
     150,000 University of Scranton Project, Series A
             6.15%, 3/1/03........................................      162,084
             Seneca Valley, Pennsylvania,
              School District, General Obligation:
     105,000 5.85%, 2/15/15, (FGIC)...............................      116,882
     100,000 Series A
             4.65%, 7/1/09, (FGIC)................................      103,032
   4,000,000 South Fork, Pennsylvania,
              Municipal Hospital Authority Revenue, Conemaugh
              Valley Memorial Hospital, Series B
              5.375%, 7/1/22, (MBIA)..............................    4,148,280
   1,500,000 Southeastern Pennsylvania,
              Transportation Authority, Special Revenue, Series A
              5.625%, 3/1/07, (FGIC)..............................    1,639,125
   1,000,000 Tredyffrin Township, Pennsylvania,
              General Obligation
              5.45%, 11/15/13.....................................    1,059,870
   1,000,000 Unionville-Chadds Ford, Pennsylvania,
              School District, General Obligation
              5.80%, 6/1/13.......................................    1,080,120
             University of Pittsburgh, Pennsylvania,
              University Revenue:
      40,000 Series A
             6.125%, 6/1/21, (MBIA)...............................       43,043
       5,000 Series B
             5.90%, 6/1/03, (MBIA)................................        5,428
     540,000 Upper Merion, Pennsylvania,
              Area School District, General Obligation
              5.00%, 7/15/12......................................      556,141
             Upper Merion, Pennsylvania,
              Municipal Utilities Authority, Sewer Revenue:
   1,000,000 6.00%, 8/15/12.......................................    1,067,120
   2,325,000 6.00%, 8/15/16.......................................    2,461,245
   1,000,000 Wallenpaupack, Pennsylvania,
              Area School District, General Obligation, Series B
              6.00%, 9/1/03, (FGIC)...............................    1,040,590

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
 $ 1,000,000 West Mifflin, Pennsylvania,
              Sewer Municipal Authority Revenue, Sewer Revenue
              5.70%, 8/1/15, (FGIC).............................   $  1,109,610
   1,000,000 York County, Pennsylvania,
              General Obligation
              6.00%, 10/1/04, (FGIC)............................      1,067,210
   2,000,000 York County, Pennsylvania,
              Hospital Authority Revenue, York Hospital
              5.25%, 7/1/17, (AMBAC)............................      2,062,000
      75,000 York, Pennsylvania,
              City School District, General Obligation
              5.60%, 3/1/07, (FGIC).............................         79,644
                                                                   ------------
                                                                    207,660,452
                                                                   ------------
             PUERTO RICO - 11.8%
             Commonwealth of Puerto Rico, Highway &
              Transportation Authority Revenue:
   9,000,000 Series A (Eff. Yield 5.00%) (a)
             0.00%, 7/1/16, (AMBAC).............................      3,943,350
   1,000,000 Series W
             5.50%, 7/1/13, (MBIA)..............................      1,113,590
     100,000 Series Y
             5.25%, 7/1/15, (FSA)...............................        105,326
   5,000,000 Series Z
             6.00%, 7/1/18, (FSA)...............................      5,909,400
   3,250,000 Commonwealth of Puerto Rico,
              Industrial, Tourist, Educational, Medical &
              Environmental Control Facilities
              6.25%, 7/1/24, (MBIA).............................      3,616,373
   3,950,000 Commonwealth of Puerto Rico,
              Linked Bond Payment Obligation,
              Series D
              7.00%, 7/1/10, (MBIA)(c) .........................      4,969,100
   1,000,000 Commonwealth of Puerto Rico,
              Municipal Finance Agency Revenue, Series A
              6.00%, 7/1/11, (FSA)..............................      1,157,680
 $ 1,800,000 Commonwealth of Puerto
              Rico, Public Buildings Authority Revenue,
              Guaranteed Public Education & Health Facilities,
              Series M 5.70%, 7/1/09............................      1,994,544
   5,000,000 Commonwealth of Puerto
              Rico, Public Finance Corp. Revenue, Series A
              5.375%, 6/1/19, (AMBAC)...........................      5,485,400
   1,000,000 University of Puerto Rico, University Revenue,
              Series N 6.25%, 6/1/07, (MBIA)....................      1,165,120
                                                                   ------------
                                                                     29,459,883
                                                                   ------------
             U. S. VIRGIN ISLANDS - 2.1%
   5,000,000 Virgin Islands, Public
              Finance Authority Revenue, Series A
              5.50%, 10/1/18....................................      5,121,800
                                                                   ------------
             Total Municipal Obligations
              (cost $230,923,557)...............................    243,401,245
                                                                   ------------
 SHORT-TERM MUNICIPAL SECURITIES - 0.9%
             PENNSYLVANIA - 0.9%
   2,140,000 Philadelphia, Pennsylvania, Hospital & Higher
              Education Facilities Authority, Hospital
              Revenue, Children's Hospital of
              Philadelphia (SPA: Morgan Guaranty)
              4.15%, 3/1/27 (b).................................      2,140,000
                                                                   ------------
--------------------------------------------------------------------------------
 Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 0.5%
 351,437 Federated Tax Free Obligations Fund..............               351,437
 841,236 Pennsylvania Municipal Cash Trust,
          Institutional Service Shares....................               841,236
                                                                     -----------
         Total Mutual Fund Shares
          (cost $1,192,673)...............................             1,192,673
                                                                     -----------
         TOTAL INVESTMENTS -
          (COST $234,256,230).............................    99.2%  246,733,918
         OTHER ASSETS AND
          LIABILITIES - NET...............................     0.8     2,006,492
                                                             -----  ------------
         NET ASSETS - ....................................   100.0% $248,740,410
                                                             =====  ============

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued in-terest upon surrendering the security to the issuing agent.
(c) At the discretion of the portfolio manager, these securities may be sepa-rated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative secu-rities.
(d) Variable Rate Demand Notes are payable on demand on no more than seven cal-endar days notice given by the Fund to the issuer or other parties not af-filiated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at Sep-tember 30, 1998.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Federal National Mortgage Association
FSA   Insured by Financial Security Assurance, Incorporated
GNMA  Insured by Government National Mortgage Association
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation
SPA   Security Purchase Agreement
VRDN  Variable Rate Demand Notes

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          State Municipal Bond Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                         September 30, 1998 (Unaudited)

                          CALIFORNIA   CONNECTICUT MASSACHUSETTS  MISSOURI     NEW JERSEY   NEW YORK    PENNSYLVANIA
                             FUND         FUND         FUND         FUND          FUND        FUND          FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments at market
  value (identified
  cost - $24,697,991,
  $67,340,621,
  $9,263,389,
  $23,743,524,
  $158,638,481,
  $19,388,873 and
  $234,256,230,
  respectively).........  $26,509,377  $70,842,841  $9,738,991   $25,525,149  $168,194,168 $20,919,300  $246,733,918
 Cash...................        1,645            0       4,551         3,030             0     177,662             3
 Receivable for
  investments sold......      750,574            0     558,428             0             0           0             0
 Interest receivable....      310,170    1,062,407     127,675       328,156     2,199,485     253,914     3,458,110
 Receivable for Fund
  shares sold...........            0            0       5,888         8,002        74,933       1,523        77,126
 Prepaid expenses and
  other assets..........        8,567       35,491       3,819         4,602         5,394       2,706        45,112
---------------------------------------------------------------------------------------------------------------------
 Total assets...........   27,580,333   71,940,739  10,439,352    25,868,939   170,473,980  21,355,105   250,314,269
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payable for investments
  purchased.............      721,040            0     735,683       487,165             0           0             0
 Dividends payable......       52,692      254,361       7,395        58,260       534,660      27,986       880,129
 Due to related
  parties...............       12,396        6,723         130         6,760        44,990       9,840       106,835
 Distribution fee
  payable...............        9,889          102       2,537         7,606         4,117       6,958        18,521
 Payable for Fund shares
  redeemed..............        1,000            0       1,341             0        33,926           0       537,903
 Accrued Trustees' fees
  and expenses..........          664          132         607           301         5,782         246         1,815
 Accrued expenses and
  other liabilities.....        2,735        6,507       7,488        59,552        44,796      17,767        28,656
---------------------------------------------------------------------------------------------------------------------
 Total liabilities......      800,416      267,825     755,181       619,644       668,271      62,797     1,573,859
---------------------------------------------------------------------------------------------------------------------
NET ASSETS..............  $26,779,917  $71,672,914  $9,684,171   $25,249,295  $169,805,709 $21,292,308  $248,740,410
---------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED
 BY
 Paid-in capital........  $24,690,760  $67,513,472  $8,993,266   $23,047,535  $159,322,556 $19,071,122  $233,667,613
 Undistributed net
  investment income.....      (52,878)           0      (6,750)      (46,006)        1,870     (14,383)     (106,787)
 Accumulated net
  realized gains and
  losses on investments
  and futures
  contracts.............      330,649      657,222     222,053       466,141       925,596     705,142     2,701,896
 Net unrealized gains
  and losses on
  investments ..........    1,811,386    3,502,220     475,602     1,781,625     9,555,687   1,530,427    12,477,688
---------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS.......  $26,779,917  $71,672,914  $9,684,171   $25,249,295  $169,805,709 $21,292,308  $248,740,410
---------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
 Class A................  $ 6,899,128  $   314,466  $2,152,596   $ 5,214,117  $ 33,258,665 $ 3,622,250  $ 29,268,068
 Class B................   18,673,581      435,064   5,917,889    19,242,661    17,067,734  16,249,094    37,430,158
 Class C................    1,207,208            0   1,613,686       792,517             0   1,420,964     6,448,239
 Class Y................            0   70,923,384           0             0   119,479,310           0   175,593,945
---------------------------------------------------------------------------------------------------------------------
                          $26,779,917  $71,672,914  $9,684,171   $25,249,295  $169,805,709 $21,292,308  $248,740,410
---------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
 Class A................      673,220       48,092     216,585       503,716     2,913,294     349,667     2,447,994
 Class B................    1,829,373       66,539     598,482     1,875,380     1,495,072   1,582,481     3,167,966
 Class C................      118,385            0     163,192        77,238             0     138,386       544,369
 Class Y................            0   10,846,398           0             0    10,465,934           0    14,686,761
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER
 SHARE
 Class A................  $     10.25  $      6.54  $     9.94   $     10.35  $      11.42 $     10.36  $      11.96
---------------------------------------------------------------------------------------------------------------------
 Class A -- Offering
  price (based on sales
  charge of 4.75%)......  $     10.76  $      6.87  $    10.44   $     10.87  $      11.99 $     10.88  $      12.56
---------------------------------------------------------------------------------------------------------------------
 Class B................  $     10.21  $      6.54  $     9.89   $     10.26  $      11.42 $     10.27  $      11.82
---------------------------------------------------------------------------------------------------------------------
 Class C................  $     10.20           --  $     9.89   $     10.26            -- $     10.27  $      11.85
---------------------------------------------------------------------------------------------------------------------
 Class Y................           --  $      6.54          --            --  $      11.42          --  $      11.96
---------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          State Municipal Bond Funds
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                Six Months Ended September 30, 1998 (Unaudited)

                          CALIFORNIA  CONNECTICUT  MASSACHUSETTS MISSOURI  NEW JERSEY  NEW YORK  PENNSYLVANIA
                             FUND        FUND          FUND        FUND       FUND       FUND        FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest...............  $  697,552  $1,718,629     $253,188    $695,682  $4,006,143  $577,163  $ 5,974,655
-------------------------------------------------------------------------------------------------------------
EXPENSES
 Distribution Plan
  expenses..............     108,913       2,146       40,353     106,775     116,471    93,905      249,396
 Management fee.........      73,596     207,287       26,459      69,199     396,254    59,135      548,923
 Professional fees......       8,645       9,534        9,237      10,702      14,211     8,123       10,282
 Transfer agent fees....       4,194         382        4,206       9,891      10,871     9,517       34,793
 Administrative services
  fees..................       1,941       9,329          632       1,492      21,723     1,523       16,742
 Shareholder reports
  expense...............         505         888        4,377       4,556      29,666    19,917       24,687
 Trustees' fees and
  expenses..............         260         306          309         301         863       260        3,329
 Custodian fees.........         237       1,197        1,436       4,377      24,455     3,262       36,790
 Other..................       1,903         709        3,567      15,440      16,291     2,810       26,091
 Fee waivers............      (1,170)    (40,631)     (21,321)    (39,707)   (214,726)  (40,585)     (28,776)
-------------------------------------------------------------------------------------------------------------
 Total expenses.........     199,024     191,147       69,255     183,026     416,079   157,867      922,257
 Less: Indirectly paid
  expenses..............         (76)       (548)         (38)       (761)       (471)      (38)      (4,145)
-------------------------------------------------------------------------------------------------------------
 Net expenses...........     198,948     190,599       69,217     182,265     415,608   157,829      918,112
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...     498,604   1,528,030      183,971     513,417   3,590,535   419,334    5,056,543
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN ON
 INVESTMENTS AND FUTURES
 CONTRACTS
 Net realized gain
  (loss) on:
 Investments............     257,378     232,096      182,883     389,479     534,847   560,101    1,352,587
 Closed futures
  contracts.............     (57,515)          0      (13,591)    (33,762)          0   (34,456)           0
-------------------------------------------------------------------------------------------------------------
 Net realized gain on
  investments and closed
  futures contracts.....     199,863     232,096      169,292     355,717     534,847   525,645    1,352,587
 Net change in
  unrealized gains and
  losses on investments
  and futures
  contracts.............     512,294   1,554,472       17,026      74,216   3,922,033   (19,476)   3,930,142
-------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain on
  investments and
  futures contracts.....     712,157   1,786,568      186,318     429,933   4,456,880   506,169    5,282,729
-------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS............  $1,210,761  $3,314,598     $370,289    $943,350  $8,047,415  $925,503  $10,339,272
-------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          State Municipal Bond Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                Six Months Ended September 30, 1998 (Unaudited)

                          CALIFORNIA   CONNECTICUT  MASSACHUSETTS  MISSOURI     NEW JERSEY    NEW YORK    PENNSYLVANIA
                             FUND         FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income..  $   498,604  $ 1,528,030   $   183,971  $   513,417  $  3,590,535  $   419,334  $  5,056,543
 Net realized gain on
  investments and closed
  futures contracts.....      199,863      232,096       169,292      355,717       534,847      525,645     1,352,587
 Net change in
  unrealized gains and
  losses on investments
  and futures
  contracts.............      512,294    1,554,472        17,026       74,216     3,922,033      (19,476)    3,930,142
-----------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............    1,210,761    3,314,598       370,289      943,350     8,047,415      925,503    10,339,272
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
 Net investment income
 Class A................     (142,547)      (5,001)      (45,609)    (118,678)     (740,829)     (82,125)     (556,836)
 Class B................     (328,255)      (6,297)     (108,528)    (376,850)     (274,659)    (310,555)     (668,141)
 Class C................      (27,802)           0       (29,834)     (17,889)            0      (26,654)     (114,334)
 Class Y................            0   (1,516,732)            0            0    (2,575,154)           0    (3,717,766)
-----------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........     (498,604)  (1,528,030)     (183,971)    (513,417)   (3,590,642)    (419,334)   (5,057,077)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS
 Proceeds from shares
  sold..................    1,534,425    7,071,011       665,553    1,005,696    22,900,687    1,437,645    21,462,655
 Shares issued in
  connection with the
  acquisition of:
 CoreFund New Jersey
  Municipal Bond Fund...            0            0             0            0     2,289,826            0             0
 CoreFund Pennsylvania
  Municipal Bond Fund...            0            0             0            0             0            0    19,628,667
 Proceeds from
  reinvestment of
  distributions.........      195,734        8,748       106,983      186,566       723,892      261,870       802,739
 Payment for shares
  redeemed..............   (2,784,175)  (5,345,654)   (1,373,790)  (1,812,098)  (11,155,200)  (3,181,984)  (18,964,177)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....   (1,054,016)   1,734,105      (601,254)    (619,836)   14,759,205   (1,482,469)   22,929,884
-----------------------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............     (341,859)   3,520,673      (414,936)    (189,903)   19,215,978     (976,300)   28,212,079
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period....   27,121,776   68,152,241    10,099,107   25,439,198   150,589,731   22,268,608   220,528,331
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD..........  $26,779,917  $71,672,914   $ 9,684,171  $25,249,295  $169,805,709  $21,292,308  $248,740,410
-----------------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income......  $   (52,878) $         0   $    (6,750) $   (46,006) $      1,870  $   (14,383) $   (106,787)
-----------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          State Municipal Bond Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended March 31, 1998

                          CALIFORNIA   CONNECTICUT  MASSACHUSETTS  MISSOURI     NEW JERSEY    NEW YORK    PENNSYLVANIA
                             FUND         FUND*         FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income..  $ 1,090,619  $ 1,056,216   $   455,667  $ 1,063,630  $  4,012,108  $   998,824  $  5,471,695
 Net realized gain on
  investments and closed
  futures contracts.....      236,358      425,126       369,554      235,429     1,015,421      489,113     3,407,989
 Net change in
  unrealized gains and
  losses on investments
  and futures
  contracts.............    1,295,323       55,361       258,124    1,157,948     1,915,701      822,112     1,218,774
-----------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............    2,622,300    1,536,703     1,083,345    2,457,007     6,943,230    2,310,049    10,098,458
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
 Net investment income
 Class A................     (205,595)        (953)      (93,495)    (185,708)   (1,518,372)    (163,491)   (1,141,904)
 Class B................     (781,308)      (1,377)     (270,195)    (792,663)     (419,808)    (725,698)   (1,487,712)
 Class C................      (68,869)           0       (68,044)     (47,861)            0      (60,327)     (258,914)
 Class Y................            0   (1,053,886)            0            0    (2,083,453)           0    (2,490,364)
 Realized capital gains
 Class A................            0            0             0            0      (240,378)     (21,835)            0
 Class B................            0            0             0            0       (86,039)    (118,363)            0
 Class C................            0            0             0            0             0       (9,455)            0
 Class Y................            0            0             0            0       (81,674)           0             0
-----------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........   (1,055,772)  (1,056,216)     (431,734)  (1,026,232)   (4,429,724)  (1,099,169)   (5,378,894)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS
 Proceeds from shares
  sold..................    4,372,062    6,576,391     1,120,126    6,597,008    16,729,270    2,516,417    17,158,377
 Shares issued in
  connection with the
  acquisition of Common
  trust funds...........            0   65,325,420             0            0    93,692,061            0   147,227,043
 Proceeds from
  reinvestment of
  distributions.........      475,762        2,057       281,994      456,051     1,561,654      691,411     1,719,493
 Payment for shares
  redeemed..............   (7,127,357)  (4,232,114)   (3,887,027)  (7,105,076)  (12,623,869)  (6,778,220)  (18,876,225)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....   (2,279,533)  67,671,754    (2,484,907)     (52,017)   99,359,116   (3,570,392)  147,228,688
-----------------------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............     (713,005)  68,152,241    (1,833,296)   1,378,758   101,872,622   (2,359,512)  151,948,252
NET ASSETS
 Beginning of year......   27,834,781            0    11,932,403   24,060,440    48,717,109   24,628,120    68,580,079
-----------------------------------------------------------------------------------------------------------------------
 END OF YEAR............  $27,121,776  $68,152,241   $10,099,107  $25,439,198  $150,589,731  $22,268,608  $220,528,331
-----------------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income .....  $   (52,878) $         0   $    (6,750) $   (46,006) $      1,977  $   (14,383) $   (106,253)
-----------------------------------------------------------------------------------------------------------------------

*The Fund commenced operations on November 24, 1997.

                  See Combined Notes to Financial Statements.

                            [GRAPHIC APPEARS HERE]

               COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited)

1. ORGANIZATION

The Evergreen Municipal Bond Funds consist of Evergreen California Tax Free Fund ("California Fund"), Evergreen Connecticut Municipal Bond Fund ("Connecti-cut Fund"), Evergreen Massachusetts Tax Free Fund ("Massachusetts Fund"), Ever-green Missouri Tax Free Fund ("Missouri Fund"), Evergreen New Jersey Tax Free Income Fund ("New Jersey Fund"), Evergreen New York Tax Free Fund ("New York Fund") and Evergreen Pennsylvania Tax Free Fund ("Pennsylvania Fund"), (collec-tively, the "Funds"). Each Fund is a non-diversified series of Evergreen Munic-ipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. For each Fund, except the Connecticut Fund and New Jersey Fund, Class B shares purchased after January 1, 1997 will auto-matically convert to Class A shares after seven years. Class B shares of these Funds purchased prior to January 1, 1997 retain their existing conversion rights. For the Connecticut Fund and New Jersey Fund, all Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net as-set value and are not subject to contingent deferred sales charges or distribu-tion fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional in-vestors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including re-stricted securities, are valued at fair value as determined in good faith ac-cording to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. FUTURES CONTRACTS
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

                            [GRAPHIC APPEARS HERE]

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. FEDERAL TAXES
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required dis-tributions under the Code. Accordingly, no provision for federal taxes is re-quired. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market dis-count on securities.

F. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. CAPITAL SHARE TRANSACTIONS

Each Fund has an unlimited number of shares of beneficial interest authorized with $0.001 par value. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C or Class Y. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
California Fund
--------------------------------------------------------------------------------

                                    Six Months Ended          Year Ended
                                   September 30, 1998       March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold.....................    72,089  $   713,797   271,096  $ 2,691,837
Shares issued in reinvestment of
 distributions..................     3,891       39,001     7,540       73,883
Shares redeemed.................   (45,920)    (458,065)  (79,526)    (784,304)
-------------------------------------------------------------------------------
Net increase....................    30,060  $   294,733   199,110  $ 1,981,416
-------------------------------------------------------------------------------
CLASS B
Shares sold.....................    82,025  $   817,469   153,832  $ 1,498,219
Shares issued in reinvestment of
 distributions..................    14,594      145,593    38,537      374,672
Shares redeemed.................  (176,018)  (1,752,317) (603,156)  (5,920,355)
-------------------------------------------------------------------------------
Net decrease....................   (79,399) $  (789,255) (410,787) $(4,047,464)
-------------------------------------------------------------------------------
CLASS C
Shares sold.....................       229  $     3,159    18,602  $   182,006
Shares issued in reinvestment of
 distributions..................     1,117       11,140     2,804       27,207
Shares redeemed.................   (57,848)    (573,793)  (43,562)    (422,698)
-------------------------------------------------------------------------------
Net decrease....................   (56,502) $  (559,494)  (22,156) $  (213,485)
-------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------
Connecticut Fund
--------------------------------------------------------------------------------

                                                          December 30, 1998
                                                        (Commencement of Class
                                    Six Months Ended        Operations) to
                                   September 30, 1998       March 31, 1998
                                   -------------------  ----------------------
                                    Shares    Amount      Shares     Amount
------------------------------------------------------------------------------
CLASS A
Shares sold.......................   51,889  $ 331,067      22,857 $   145,836
Shares issued in reinvestment of
 distributions....................      525      3,379          68         433
Shares redeemed...................  (27,247)  (174,108)          0           0
------------------------------------------------------------------------------
Net increase......................   25,167  $ 160,338      22,925 $   146,269
------------------------------------------------------------------------------

                                                           January 9, 1998
                                                        (Commencement of Class
                                     Six Months Ended       Operations) to
                                    September 30, 1998      March 31, 1998
                                    ------------------- ----------------------
                                     Shares    Amount     Shares     Amount
------------------------------------------------------------------------------
CLASS B
Shares sold........................    14,160 $  91,172     51,780 $   331,966
Shares issued in reinvestment of
 distributions.....................       446     2,860        153         980
Shares redeemed....................         0         0          0           0
------------------------------------------------------------------------------
Net increase.......................    14,606 $  94,032     51,933 $   332,946
------------------------------------------------------------------------------

                                                         November 24, 1997
                                                      (Commencement of Class
                                Six Months Ended          Operations)  to
                               September 30, 1998         March 31, 1998
                             -----------------------  ------------------------
                               Shares      Amount       Shares       Amount
-------------------------------------------------------------------------------
CLASS Y
Shares sold................   1,040,483  $ 6,648,772      948,480  $ 6,098,589
Shares issued in connection
 with the acquisition of
 common trust fund.........           0            0   10,328,861   65,325,420
Shares issued in
 reinvestment of
 distributions.............         391        2,509          101          644
Shares redeemed............    (810,488)  (5,171,546)    (661,430)  (4,232,114)
-------------------------------------------------------------------------------
Net increase...............     230,386  $ 1,479,735   10,616,012  $67,192,539
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Massachusetts Fund
--------------------------------------------------------------------------------

                                   Six Months Ended          Year Ended
                                  September 30, 1998       March 31, 1998
                                  --------------------  ---------------------
                                   Shares     Amount     Shares     Amount
------------------------------------------------------------------------------
CLASS A
Shares sold......................   39,599  $  382,371    48,781  $   474,420
Shares issued in reinvestment of
 distributions...................    2,592      25,297     5,660       53,489
Shares redeemed..................  (38,357)   (372,756)  (65,265)    (628,762)
------------------------------------------------------------------------------
Net increase (decrease)..........    3,834  $   34,912   (10,824) $  (100,853)
------------------------------------------------------------------------------
CLASS B
Shares sold......................   14,473  $  140,934    64,229  $   606,090
Shares issued in reinvestment of
 distributions...................    6,547      63,519    19,310      182,827
Shares redeemed..................  (81,307)   (782,581) (276,117)  (2,637,724)
------------------------------------------------------------------------------
Net decrease.....................  (60,287) $ (578,128) (192,578) $(1,848,807)
------------------------------------------------------------------------------
CLASS C
Shares sold......................   14,660  $  142,248     4,224  $    39,616
Shares issued in reinvestment of
 distributions...................    1,872      18,167     4,814       45,678
Shares redeemed..................  (22,559)   (218,453)  (65,364)    (620,541)
------------------------------------------------------------------------------
Net decrease.....................   (6,027) $  (58,038)  (56,326) $  (535,247)
------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------
Missouri Fund
--------------------------------------------------------------------------------

                                 Six Months Ended           Year Ended
                                September 30, 1998        March 31, 1998
                               ----------------------  ----------------------
                                Shares      Amount      Shares      Amount
------------------------------------------------------------------------------
CLASS A
Shares sold...................    52,711  $   518,327    262,047  $ 2,625,674
Shares issued in reinvestment
 of distributions.............     2,979       30,404      6,523       65,281
Shares redeemed...............   (31,586)    (321,375)   (61,382)    (621,096)
------------------------------------------------------------------------------
Net increase..................    24,104  $   227,356    207,188  $ 2,069,859
------------------------------------------------------------------------------
CLASS B
Shares sold...................    47,957  $   483,209    366,631  $ 3,635,733
Shares issued in reinvestment
 of distributions.............    14,278      144,274     36,382      359,093
Shares redeemed...............  (125,450)  (1,264,526)  (577,779)  (5,726,750)
------------------------------------------------------------------------------
Net decrease..................   (63,215) $  (637,043)  (174,766) $(1,731,924)
------------------------------------------------------------------------------
CLASS C
Shares sold...................       398  $     4,160     33,594  $   335,601
Shares issued in reinvestment
 of distributions.............     1,178       11,888      3,210       31,677
Shares redeemed...............   (22,495)    (226,197)   (75,805)    (757,230)
------------------------------------------------------------------------------
Net decrease..................   (20,919) $  (210,149)   (39,001) $  (389,952)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
New Jersey Fund
--------------------------------------------------------------------------------

                                  Six Months Ended           Year Ended
                                 September 30, 1998        March 31, 1998
                                ----------------------  ----------------------
                                 Shares      Amount      Shares      Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold....................   178,468  $ 1,983,179    252,683  $ 2,784,238
Shares issued in connection
 with the acquisition of
 CoreFund New Jersey Municipal
 Bond Fund.....................    74,926      834,005          0            0
Shares issued in reinvestment
 of distributions..............    39,256      438,988     96,743    1,066,743
Shares redeemed................  (224,222)  (2,509,361)  (431,044)  (4,741,631)
-------------------------------------------------------------------------------
Net increase (decrease)........    68,428  $   746,811    (81,618) $  (890,650)
-------------------------------------------------------------------------------
CLASS B
Shares sold....................   359,665  $ 4,010,822    559,918  $ 6,159,394
Shares issued in reinvestment
 of distributions..............    18,275      204,448     35,078      387,261
Shares redeemed................  (110,745)  (1,231,496)   (97,634)  (1,079,382)
-------------------------------------------------------------------------------
Net increase...................   267,195  $ 2,983,774    497,362  $ 5,467,273
-------------------------------------------------------------------------------
CLASS Y
Shares sold.................... 1,514,325  $16,906,686    700,533  $ 7,785,638
Shares issued in connection
 with the acquisition of:
 Common trust fund.............         0            0  8,501,660   93,692,061
 CoreFund New Jersey Municipal
  Bond Fund....................   130,888    1,455,821          0            0
Shares issued in reinvestment
 of distributions..............     7,187       80,456      9,734      107,650
Shares redeemed................  (665,016)  (7,414,343)  (611,893)  (6,802,856)
-------------------------------------------------------------------------------
Net increase...................   987,384  $11,028,620  8,600,034  $94,782,493
-------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------
New York Fund
--------------------------------------------------------------------------------

                                    Six Months Ended          Year Ended
                                   September 30, 1998       March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold.....................    98,526  $   993,986   101,515  $ 1,028,467
Shares issued in reinvestment of
 distributions..................     5,114       51,944    10,952      109,667
Shares redeemed.................  (105,662)  (1,069,294) (143,942)  (1,442,196)
-------------------------------------------------------------------------------
Net decrease....................    (2,022) $   (23,364)  (31,475) $  (304,062)
-------------------------------------------------------------------------------
CLASS B
Shares sold.....................    41,821  $   419,853   139,740  $ 1,373,251
Shares issued in reinvestment of
 distributions..................    18,704      188,232    53,507      527,679
Shares redeemed.................  (198,122)  (1,989,986) (469,593)  (4,681,031)
-------------------------------------------------------------------------------
Net decrease....................  (137,597) $(1,381,901) (276,346) $(2,780,101)
-------------------------------------------------------------------------------
CLASS C
Shares sold.....................     2,323  $    23,806    11,612  $   114,699
Shares issued in reinvestment of
 distributions..................     2,156       21,694     5,472       54,065
Shares redeemed.................   (12,199)    (122,704)  (66,958)    (654,993)
-------------------------------------------------------------------------------
Net decrease....................    (7,720) $   (77,204)  (49,874) $  (486,229)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pennsylvania Fund
--------------------------------------------------------------------------------

                                    Six Months Ended          Year Ended
                                   September 30, 1998       March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold......................  164,049  $ 1,922,277   216,700  $ 2,503,060
Shares issued in connection with
 the acquisition of CoreFund
 Pennsylvania Municipal Bond
 Fund............................  517,010    6,054,216         0            0
Shares issued in reinvestment of
 distributions...................   24,190      284,861    52,116      598,085
Shares redeemed.................. (318,235)  (3,729,442) (410,639)  (4,743,895)
-------------------------------------------------------------------------------
Net increase (decrease)..........  387,014  $ 4,531,912  (141,823) $(1,642,750)
-------------------------------------------------------------------------------
CLASS B
Shares sold......................  193,053  $ 2,273,410   365,986  $ 4,145,693
Shares issued in reinvestment of
 distributions...................   32,408      376,649    82,460      937,245
Shares redeemed.................. (263,437)  (3,054,098) (627,854)  (7,165,289)
-------------------------------------------------------------------------------
Net decrease.....................  (37,976) $  (404,039) (179,408) $(2,082,351)
-------------------------------------------------------------------------------
CLASS C
Shares sold......................   19,813  $   233,574    47,797  $   554,828
Shares issued in reinvestment of
 distributions...................    6,621       77,137    16,198      184,137
Shares redeemed..................  (35,694)    (412,924) (129,911)  (1,487,976)
-------------------------------------------------------------------------------
Net decrease.....................   (9,260) $  (102,213)  (65,916) $  (749,011)
-------------------------------------------------------------------------------

                                                        November 24, 1997
                                                        (Commencement of
                              Six Months Ended        Class Operations) to
                             September 30, 1998          March 31, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
CLASS Y
Shares sold...............  1,452,091  $ 17,033,394     848,662  $  9,954,796
Shares issued in
 connection with the
 acquisition of:
 Common trust fund........          0             0  12,689,439   147,227,043
 CoreFund Pennsylvania
  Municipal Bond Fund.....  1,159,236    13,574,451           0             0
Shares issued in
 reinvestment of
 distributions............      5,425        64,092           2            26
Shares redeemed........... (1,002,054)  (11,767,713)   (466,040)   (5,479,065)
------------------------------------------------------------------------------
Net increase..............  1,614,698  $ 18,904,224  13,072,063  $151,702,800
------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 1998:

                                                    Cost of    Proceeds
                                                   Purchases  from Sales
                                                  -----------------------
         California Fund......................... $ 6,887,305 $ 7,462,785
         Connecticut Fund........................  20,188,604  16,737,352
         Massachusetts Fund......................   5,299,684   5,765,589
         Missouri Fund...........................   9,059,904   9,172,141
         New Jersey Fund.........................  47,171,687  34,794,268
         New York Fund...........................   8,395,816   9,841,548
         Pennsylvania Fund.......................  81,507,353  76,866,026

As of March 31, 1998, the Funds had no capital loss carryovers for federal income tax purposes.

5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to each of the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to an annual rate of 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to an annual rate of 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended September 30, 1998, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                                                    Distribution
                                         Distribution fees accrued  fees waived
                                        --------------------------- ------------
                                        Class A   Class B  Class C    Class A
                                        ----------------------------------------
California Fund........................ $  8,300 $  92,790 $  7,823         0
Connecticut Fund.......................      302     1,844        0         0
Massachusetts Fund.....................    2,585    29,623    8,145         0
Missouri Fund..........................    6,347    95,900    4,528         0
New Jersey Fund........................   40,657    75,814        0   $26,021
New York Fund..........................    4,537    82,310    7,058         0
Pennsylvania Fund......................   31,967   185,678   31,751         0

With respect to Class B and Class C shares of the California, Massachusetts, Missouri, New York and Pennsylvania Funds, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Funds are permitted to pay. The Funds may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%. For these Funds, EDI intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Funds. EDI intends to seek full payment of such distribution costs from each Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, for each Fund except the Connecticut Fund and New Jersey Fund, after the termination of any Distribution Plan and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plan was in effect.

                            [GRAPHIC APPEARS HERE]

6. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, is the investment advisor for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund. In return for providing investment management and administrative services, the Funds pay EIMC a management fee that is calculated daily and paid monthly. The management fee is calculated by applying percentage rates, which start at 0.55% and decline to 0.25% per annum as net assets increase, to the average daily net asset value of each Fund.

The Capital Management Group ("CMG") of First Union National Bank of North Carolina, a subsidiary of First Union, serves as the investment advisor to the Connecticut Fund and New Jersey Fund and is paid a management fee that is computed daily and paid monthly. The Connecticut Fund pays CMG an annual fee for its services equal to 0.60% of the average daily net assets of the Fund. The New Jersey Fund pays CMG a fee for its services which is calculated by applying percentage rates, which start at 0.50% and decline to 0.35% per annum as net assets increase, to the average daily net assets of the Fund.

For the six months ended September 30, 1998, the investment advisor waived its fee as follows:

                                                     Fees
                                                    Waived
                                                   --------
         California Fund.......................... $  1,170
         Connecticut Fund.........................   40,631
         Massachusetts Fund.......................   21,321
         Missouri Fund............................   39,707
         New Jersey Fund..........................  188,705
         New York Fund............................   40,585
         Pennsylvania Fund........................   28,776

For each of the Funds, Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, is the administrator and BISYS serves as the subadministrator for each Fund.

As administrator for the Connecticut Fund and the New Jersey Fund, EIS is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee for the Connecticut Fund and the New Jersey Fund is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. As administrator for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, EIS also provides facilities, equipment and personnel on behalf of the Fund's investment advisor and is reimbursed by the Fund for its services.

The sub-administration fee for each Fund is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% as net assets increase, to the average daily net asset value of the Fund. For the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, the sub-administration fee is paid by the investment manager and is not a fund expense.

During the six months ended September 30, 1998, the Funds paid or accrued to EIS the following amounts for certain administrative services:

         California Fund........................... $ 1,941
         Connecticut Fund..........................   7,583
         Massachusetts Fund........................     632
         Missouri Fund.............................   1,492
         New Jersey Fund...........................  17,390
         New York Fund.............................   1,523
         Pennsylvania Fund.........................  16,742

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

                            [GRAPHIC APPEARS HERE]

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. BISYS as sub-administrator provides the officers of the Funds.

7. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

9. ACQUISITIONS

On November 24, 1997, the Connecticut Fund commenced operations of its Class Y shares as a result of the conversion of common trust funds managed by First Union National Bank, a subsidiary of First Union. Also, as a result of this conversion, the New Jersey Fund and Pennsylvania Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

On July 27, 1998, the New Jersey Fund acquired substantially all of the assets and assumed certain liabilities of CoreFund New Jersey Municipal Bond Fund in an exchange for Class A and Class Y shares of New Jersey Fund. Also, the Pennsylvania Fund acquired substantially all of the assets and assumed certain liabilities of CoreFund Pennsylvania Municipal Bond Fund in an exchange for Class A and Class Y shares of Pennsylvania Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each fund immediately after the acquisition are as follows:

                                                                         Value of Net     Number of    Unrealized
Acquiring Fund                       Acquired Fund                      Assets Acquired Shares Issued Appreciation
------------------------------------------------------------------------------------------------------------------
Connecticut
 Fund........... Common Trust Fund -- Connecticut Tax Exempt Bond Fund   $ 65,325,420    10,328,861    $1,892,387
New Jersey
 Fund........... Common Trust Fund -- New Jersey Tax Exempt Bond Fund      93,692,061     8,501,660     2,874,242
New Jersey
 Fund........... CoreFund New Jersey Municipal Bond Fund                    2,289,826       205,814       104,332
Pennsylvania
 Fund........... Common Trust Fund -- Pennsylvania Tax Exempt Bond Fund   147,227,043    12,689,439     4,980,000
Pennsylvania
 Fund........... CoreFund Pennsylvania Municipal Bond Fund                 19,628,667     1,676,246       443,113

                    Net Assets
Acquiring Fund   After Acquisition
----------------------------------
Connecticut
 Fund...........   $ 65,325,420
New Jersey
 Fund...........    147,179,376
New Jersey
 Fund...........    160,691,863
Pennsylvania
 Fund...........    216,012,549
Pennsylvania
 Fund...........    242,223,339

10. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

                            [GRAPHIC APPEARS HERE]

During the six months ended September 30, 1998, the Funds had no borrowings under these agreements.

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in a specific state or region than would be a comparable general tax-exempt mutual fund.

12. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Tax Strategic Equity Fund
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Express Line
800.343.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreen-funds.com


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[LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]                BULK RATE
200 Berkeley Street                                     U.S. POSTAGE
Boston, MA 02116                                            PAID
                                                        PERMIT NO. 19
                                                         HUDSON, MA
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